                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2015

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT M A R C H 3 1 , 2 0 1 5 ( u n a u d i t e d )

MARKET VECTORS

INDUSTRY ETFs

888.MKT.VCTR
marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of March 31, 2015, and are subject to change.

MARKET VECTORS INDUSTRY ETFS

(unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the industry exchange-traded funds (ETFs) of the Market Vectors ETF Trust for the six month period ended March 31, 2015.

Traditionally, biotechnology (biotech) and pharmaceuticals (pharma) are separated into two distinct industry groups. Van Eck Global offers access to these dynamic sectors in two separate funds, the fortunes of which have been quite intertwined, over the last several years, through mergers and acquisitions (M&As).

The differences between biotech and pharma may not be well understood by many investors. The chief difference is in the approach that each takes to develop its drugs and therapies. Biotech companies are primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. This industry includes companies specializing in protein-based therapeutics to treat human diseases, but excludes companies manufacturing products, using biotechnology, without a health care application. Pharma companies are engaged in the research and development of small-molecule drugs using chemical-based synthetic processes.

Market Vectors Biotech ETF (NYSE Arca: BBH) displayed impressive performance over the six month period. During the period under review, a number of large biotech companies with important prospective products under trial released encouraging clinical test results. Performance was further driven by a flurry in M&A activity in both the biotech and pharma industries. This resulted in many company valuations moving higher, particularly in the biotech industry.

Premiums Paid above Acquired Company Stock Price

Source: Bloomberg as of March 31, 2015. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

Among biotech companies, makers of cancer therapies and treatments commanded higher premiums and during the six month period, BBH’s holdings were heavy in companies focused on the area of oncology.

We will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder. We encourage you to stay in touch with us through the videos, email subscriptions, and blogs available on our website (www.vaneck.com). Should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

1

MARKET VECTORS INDUSTRY ETFS

(unaudited)

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six months ended March 31, 2015. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in future.

Jan F. van Eck

Trustee and President

Market Vectors ETF Trust

April 27, 2015

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

2

Management Discussion (unaudited)

Five of the six Market Vectors Industry ETFs realized positive performance in the six months ended March 31, 2015. The Market Vectors Retail ETF posted an impressive total return of 24.83%, with the Market Vectors Biotech ETF not far behind providing a total return of 22.46%. Both funds comfortably outperformed the S&P 500® Index’s‡ 5.93% gain over the same period.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Biotech

After October 14 (the day the Dow Jones Industrial Average dropped over 223 points1 in a single day), biotech stocks rose fitfully, if steadily, throughout the remainder of the fourth quarter of 2014. While activity in both licensing agreements and mergers & acquisitions (M&As) may have been particularly brisk throughout 2014,2 there were also some interesting U.S. Food and Drug Administration (FDA) product approvals3 during the last quarter of the year. These included Gilead Sciences’ (13.8% of Fund net assets†) new hepatitis C virus treatment Harvoni and Amgen’s (12.1% of Fund net assets†) Blincyto, a leukemia drug. In the first quarter of 2015, M&A activity continued briskly with, toward the end of the period, the agreement by AbbVie, Inc. (not held by Fund) to purchase Pharmacyclics, Inc. (3.8% of Fund net assets†) for $21 billion in cash and stock,4 of particular note.

U.S. companies contributed by far the most to total return, but there were also small contributions from both the Netherlands and Spain. Pharmacyclics, Incyte Corp. (3.7% of Fund net assets†), and BioMarin Pharmaceutical (4.9% of Fund net assets†) all made significant contributions to the Fund’s overall performance. Gilead Sciences, in particular, detracted from overall performance.

Environmental Services

Both overall economic growth and, in particular, that of the construction and home-building industries have historically benefitted environmental services companies. In addition, a number of macroeconomic factors are seen as affecting the industry and creating potential. These include both increased regulation and regulatory change.5 While U.S. stocks accounted for the majority of the Fund’s total return, a positive contribution also came from the single Canadian stock in the Fund, Progressive Waste Solutions Ltd. (3.5% of Fund net assets†). However, the Fund’s performance remained flat.

On December 1, 2014,6 French company Veolia Environnement SA (sold by Fund at period end), which was a significant holding of the Fund at the time and contributed positively to the overall performance of the Fund during

3

MARKET VECTORS INDUSTRY ETFS

(unaudited)

the period under review, announced its decision, as a potential cost savings measure, to request the voluntary delisting of its American Depository Receipts (ADRs) from the New York Stock Exchange with a view to terminating its registration with the U.S. Securities and Exchange Commission (SEC). The registration was, subsequently, terminated and the Fund ceased to invest in the company.

Gaming

The Fund posted a decline of 11.07% for the six month period. Macau, the world’s biggest gaming hub, recorded its first ever (since such figures were first recorded in 2002) full-year fall7 in gambling revenue at the close of 2014. Particularly hard hit by Beijing’s anti-corruption campaign, the southern Chinese territory saw gambling revenues fall 2.6% in 2014 to $44 billion. In December, with a drop of 30% from the year before, revenues recorded their seventh consecutive monthly decline. The decline in revenues in Macau continued from January8 through February9 and into March.10 While in the U.S., December’s gambling revenues in Las Vegas recorded their fifth consecutive monthly decline, falling 16.4%;11 they rose in January,12 but declined once again in February.13 Gaming companies operating in Macau were, by far, the most significant detractors from the Fund’s overall performance. Companies in the gaming business in Australia and Ireland made the greatest positive contributions to overall performance.

Pharmaceutical

As with biotech stocks, after October 14 (the day the Dow Jones Industrial Average dropped over 223 points1 in a single day), pharmaceutical stocks rose fitfully, if steadily, throughout the remainder of the fourth quarter of 2014. By the end of December, the U.S. Federal Drug Administration (FDA) had approved some 4114 new molecular entities for the year, 17 of which offered a novel mechanism of action in treating a disease.15 This was 14 more than the 27 approved in 2013.16

Since the end of the year, news from the pharma market has featured strong M&A activity. In addition to the agreement by AbbVie, Inc. (4.4% of Fund net assets†) to purchase Pharmacyclics, Inc. (not held by Fund) for $21 billion in cash and stock,17 in March there was also a bidding war which resulted in Canada’s Valeant Pharmaceuticals International, Inc. (4.5% of Fund net assets†) buying Salix Pharmaceuticals, Ltd. (0.7% of Fund net assets†) for $10.1 billion in an all cash deal.18 The Fund posted a healthy total return for the six month period of 11.26%. Nearly all countries contributed positively, with the U.S. contributing most substantially to the Fund’s overall performance. However, companies in both France and Ireland detracted from the Fund’s overall performance.

Retail

The six month period ended March 31, 2015 brought with it commendably positive performance and the Fund returned 24.83%. On the back of lower gas prices and continuing job growth, the U.S. National Retail Federation reported that total holiday retail sales, which include those for both November and December, increased 4% to $616.1 billion.19 While figures for December were disappointing, they were the best holiday sales since 2011.20 Although retails sales in both January and February21 fell, not least because of the cold weather gripping certain areas of the U.S., the Fund had a positive first three months of 2015 to close the six month period on a very positive note.

While stores involved in specialty retail and food and staples retailing made by far the greatest contributions to total return, health care providers and providers of health care services also contributed positive percentages to the Fund’s overall performance. Internet and catalog retail companies contributed the least to overall performance.

Semiconductor

Global semiconductor sales in 2014 hit a new high (for the second consecutive year), with record sales of $335.8 billion, up 9.9% on sales of $305.6 billion in 2013.22 Sales in the last quarter of 2014 amounted to $87.4 billion, 9.3% higher than the $79.9 billion recorded in the same quarter the previous year.23 Sales in the Americas increased 12.7% in 2014. The three largest categories of semiconductor by sales were logic, memory, and micro-ICs (integrated circuits), respectively.24 While global sales of semiconductors for February were 2.7% lower than those for January at $27.8 billion, they were still 6.7% higher than in February 2014.25 The IoT, or the “Internet of Things”, with its impact not only on the memory sector, but also the IC design, foundry, and outsourced assembly and test sectors, is still seen as a major driver going forward.26 Within the semiconductor industry, the strongest sector growth opportunities in 2015 are seen to lie in sensors technology (with their applicability to the IoT, automotive technology applications, wearables and touch screens), Big Data applications, and the medical end market.27

4

Although contributing the most to the Fund’s total return, the industry’s strong positive performance over the period was not restricted to the U.S. alone, with stocks from both Taiwan and the Netherlands making positive contributions. The single holding from the United Kingdom, ARM Holdings Plc (4.2% of Fund net assets), contributed the least to overall performance.

†	All Fund assets referenced are Total Net Assets as of March 31, 2015.
All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.
‡	S&P 500® Index consists of 500 widely held common stocks covering the industrial, utility, financial and transportation sectors.
[1]	Zacks: Stock Market News for October 14, 2014, http://www.zacks.com/stock/news/150152/stock-market-news-for-october-14-2014
[2]	Zacks: 4 Biotech Stocks that Doubled in 2014, http://www.zacks.com/stock/news/158597/4-biotech-stocks-that-doubled-in-2014
[3]	U.S. Food and Drug Administration: Novel New Drugs 2014 Summary, http://www.fda.gov/downloads/Drugs/DevelopmentApprovalProcess/DrugInnovation/UCM430299.pdf
[4]	Zacks: AbbVie to Buy Pharmacyclics: Biotech ETFs to Watch - ETF News And Commentary, http://finance.yahoo.com/news/abbvie-buy-pharmacyclics-biotech-etfs-184106656.html
[5]	Brown Gibbons Lang & Company: Environmental Services, Spotlight On: Investing in Energy and Environmental Services, http://www.bglco.com/bgl_environmental_services_insider_investor_int
[6]	Veolia Environnement SA: Veolia Environnement announces its decision to request the voluntary delisting of its American Depositary Receipts (ADRs) from the New York Stock Exchange (NYSE) in view of terminating its registration with the US Securities and Exchange Commission (SEC), http://www.veolia.com/en/veolia-group/media/press-releases/veolia-environnement-announces-its-decision-request-voluntary-delisting-its-american-depositary-receipts-adrs-new-york-stock-exchange-nyse-view-terminating-its-registration-us-securities-and-exchange-commission-sec
[7]	The Wall Street Journal: Macau Gambling Revenue Suffers First Full-Year Fall, http://www.wsj.com/articles/macau-gambling-revenue-down-30-on-year-in-december-1420178456
[8]	Macauhub: Macau casino gambling revenue falls in January 2015, http://www.macauhub.com.mo/en/2015/02/03/macau-casino-gambling-revenue-falls-in-january-2015/
[9]	The Wall Street Journal: China Corruption Crackdown Deals Macau a Rough Hand, http://www.wsj.com/articles/china-corruption-crackdown-deals-macau-a-rough-hand-1425364603
[10]	The Wall Street Journal: Macau’s Glitter Fades as Beijing Takes Firmer Hand, http://www.wsj.com/articles/macaus-glitter-fades-as-beijing-takes-firmer-hand-1427892292?mod=djemCFO_h
[11]	Zacks: Gaming ETF (BJK) in Focus as Macau Mars Wynn’s Q4 Earnings – ETF News And Commentary, http://finance.yahoo.com/news/gaming-etf-bjk-focus-macau-130001707.html
[12]	Vegas Inc: Gaming revenue up on Las Vegas Strip, statewide in January, http://vegasinc.com/business/gaming/2015/feb/27/gaming-revenue-las-vegas-strip-statewide-january/
[13]	Vegas Inc: February gaming revenue down on the Strip, statewide, http://www.vegasinc.com/business/gaming/2015/mar/31/february-gaming-revenue-down-strip-statewide/
[14]	U.S. Food and Drug Administration: Novel New Drugs 2014 Summary, http://www.fda.gov/downloads/Drugs/DevelopmentApprovalProcess/DrugInnovation/UCM430299.pdf
[15]	Chemical & Engineering News: The Year in New Drugs, http://cen.acs.org/articles/93/i5/Year-New-Drugs.html
[16]	DCAT CONNECT: Pharma Industry on Track to Outpace New Drug Approvals in 2014, http://connect.dcat.org/blogs/patricia-van-arnum/2014/08/26/pharma-industry-on-track-to-outpace-new-drug-approvals-in-2014#.VCGeHlcppMd
[17]	Zacks: AbbVie to Buy Pharmacyclics: Biotech ETFs to Watch – ETF News And Commentary, http://finance.yahoo.com/news/abbvie-buy-pharmacyclics-biotech-etfs-184106656.html
[18]	Reuters: Canada’s Valeant to buy Salix in $10.1 billion deal, http://www.reuters.com/article/2015/02/23/us-valeantpharms-salixpharms-idUSKBN0LQ0V420150223
[19]	National Retail Federation: Retail Holiday Sales Increase 4 Percent, https://nrf.com/news/retail-holiday-sales-increase-4-percent
[20]	Ibid.
[21]	The Wall Street Journal: U.S. Retail Sales Fall Amid Rough Weather, https://nrf.com/news/retail-sales-decreased-02-percent-february http://www.wsj.com/articles/u-s-retail-sales-down-0-6-in-february-1426163489?mod=djemCFO_h
[22]	Semiconductor Industry Association: Global Semiconductor Industry Posts Record Sales in 2014, http://www.semiconductors.org/news/2015/02/02/global_sales_report_2014/global_semiconductor_industry_posts_record_sales_in_2014/
[23]	Ibid.
[24]	Ibid.
[25]	Semiconductor Industry Association: Global Semiconductor Sales Increase in February Compared to Last Year, http://www.semiconductors.org/news/2015/04/06/global_sales_report_2015/global_semiconductor_sales_increase_in_february_compared_to_l ast_year/
[26]	Taipei Times: Semiconductor output to grow by 6 percent a year, http://www.taipeitimes.com/News/biz/archives/2014/09/17/2003599864
[27]	KPMG: KPMG Survey: Semiconductor Industry Confidence Index For 2015 Edges Up But Uncertainty Remains, http://www.kpmg.com/us/en/issuesandinsights/articlespublications/press-releases/pages/kpmg-survey-semiconductor-industry-confidence-index-for-2015-edges-up-but-uncertainty-remains.aspx
5

BIOTECH ETF (BBH)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVBBHTR[2]
Six Months	22.43%	22.46%	22.59%
One Year	42.49%	42.54%	42.91%
Life* (annualized)	48.89%	48.86%	49.13%
LIfe* (cumulative)	268.88%	268.65%	270.89%
*since 12/20/2011

Commencement date for the Market Vectors Biotech ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.39% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Listed Biotech 25 Index (MVBBHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from biotechnology, which includes companies engaged primarily in research and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment (excluding pharmacies).

Market Vectors US Listed Biotech 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Biotech ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

6

ENVIRONMENTAL SERVICES ETF (EVX)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	AXENV[2]
Six Months	0.45%	0.70%	0.70%
One Year	(1.39)%	(1.19)%	(1.07)%
Five Year	9.16%	9.23%	9.83%
Life* (annualized)	6.90%	6.93%	7.47%
LIfe* (cumulative)	75.98%	76.40%	84.07%
*since 10/10/2006

Commencement date for the Market Vectors Environmental Services ETF was 10/10/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.94% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources.

NYSE Arca Environmental Services Index (the “Index”) is a trademark of NYSE or its affiliates, is licensed for use by Van Eck Associates Corporation. NYSE neither sponsors nor endorses the Fund and makes no representation as to the accuracy and/or completeness of the Index or results to be obtained by any person from using the Index in connection with trading of the Fund.

7

GAMING ETF (BJK)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVBJKTR[2]
Six Months	(11.40)%	(11.07)%	(10.79)%
One Year	(25.44)%	(25.15)%	(24.56)%
Five Year	10.34%	10.49%	11.02%
Life* (annualized)	1.50%	1.54%	2.38%
LIfe* (cumulative)	11.29%	11.57%	18.44%
*since 1/22/2008

Index data prior to September 24, 2012 reflects that of the S-Network Global Gaming Index (WAGRT). From September 24, 2012 forward, the index data reflects that of the Fund’s underlying index, Market Vectors Global Gaming Index (MVBJKTR). Index history which includes periods prior to September 24, 2012 reflects a blend of the performance of WAGRT and MVBJKTR and is not intended for third party use.

Commencement date for the Market Vectors Gaming ETF was 1/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.88% / Net Expense Ratio 0.65%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Gaming Index (MVBJKTR) is a rules based index intended to give investors a means of tracking the overall performance of the largest and most liquid companies in the global gaming industry that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment.

Market Vectors Global Gaming Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Gaming ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

8

PHARMACEUTICAL ETF (PPH)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVPPHTR[2]
Six Months	11.27%	11.26%	11.22%
One Year	22.54%	22.41%	22.35%
Life* (annualized)	25.80%	25.41%	25.28%
LIfe* (cumulative)	112.30%	110.12%	109.40%
*since 12/20/2011

Commencement date for the Market Vectors Pharmaceutical ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.40% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from pharmaceuticals, which includes companies engaged primarily in research and development as well as production, marketing and sales of pharmaceuticals.

Market Vectors US Listed Pharmaceutical 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Pharmaceutical ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

9

RETAIL ETF (RTH)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVRTHTR[2]
Six Months	24.71%	24.83%	24.70%
One Year	30.99%	30.86%	30.64%
Life* (annualized)	26.65%	26.21%	25.96%
LIfe* (cumulative)	117.04%	114.55%	113.14%
*since 12/20/2011

Commencement date for the Market Vectors Retail ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.40% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Listed Retail 25 Index (MVRTHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from retail, which includes companies engaged primarily in retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers.

Market Vectors US Listed Retail 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Retail ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

10

SEMICONDUCTOR ETF (SMH)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVSMHTR[2]
Six Months	9.48%	9.56%	9.38%
One Year	22.63%	22.77%	22.50%
Life* (annualized)	22.25%	22.39%	22.19%
LIfe* (cumulative)	93.26%	93.96%	92.92%
*since 12/20/2011

Commencement date for the Market Vectors Semiconductor ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.40% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Listed Semiconductor 25 Index (MVSMHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from semiconductors, which includes the production of semiconductors and semiconductor equipment.

Market Vectors US Listed Semiconductor 25 Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Semiconductor ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

11

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2014 to March 31, 2015.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2014 - March 31, 2015
Biotech ETF
Actual	$1,000.00	$1,224.60	0.35%	$1.94
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$1,007.00	0.55%	$2.75
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Gaming ETF
Actual	$1,000.00	$889.30	0.65%	$3.06
Hypothetical**	$1,000.00	$1,021.69	0.65%	$3.28
Pharmaceutical ETF
Actual	$1,000.00	$1,112.60	0.35%	$1.84
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Retail ETF
Actual	$1,000.00	$1,248.30	0.35%	$1.96
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$1,095.60	0.35%	$1.83
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2015) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
12

BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Ireland: 1.8%
228,511	Alkermes Plc (USD) *	$13,932,316
Netherlands: 2.2%
684,357	Qiagen NV (USD) *	17,245,796
Spain: 1.7%
398,398	Grifols SA (ADR)	13,071,438
United States: 94.4%
193,046	Alexion Pharmaceuticals, Inc. *	33,454,872
187,428	Alnylam Pharmaceuticals, Inc. *	19,571,232
581,884	Amgen, Inc.	93,014,157
158,595	Biogen Idec, Inc. *	66,965,153
301,604	BioMarin Pharmaceutical, Inc. *	37,585,890
718,891	Celgene Corp. *	82,873,755
156,733	Cepheid, Inc. *	8,918,108
124,159	Charles River Laboratories International, Inc. *	9,844,567
1,081,946	Gilead Sciences, Inc. *	106,171,361
181,452	Illumina, Inc. *	33,684,749
311,462	Incyte Corp. *	28,548,607
30,566	Intercept Pharmaceuticals, Inc. * †	8,620,223
243,365	Isis Pharmaceuticals, Inc. * †	15,495,050
977,942	MannKind Corp. * †	5,085,298
244,480	Medivation, Inc. *	31,555,034
143,607	Myriad Genetics, Inc. * †	5,083,688
114,378	Pharmacyclics, Inc. *	29,275,049
49,258	Puma Biotechnology, Inc. *	11,630,306
90,340	Regeneron Pharmaceuticals, Inc. *	40,786,703
163,074	Seattle Genetics, Inc. *	5,764,666
117,026	United Therapeutics Corp. *	20,179,378
281,462	Vertex Pharmaceuticals, Inc. *	33,204,072
		727,311,918
Total Common Stocks (Cost: $659,372,878)		771,561,468
MONEY MARKET FUND: 0.0% (Cost: $8,605)
8,605	Dreyfus Government Cash Management Fund	8,605
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $659,381,483)		771,570,073
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8%
Repurchase Agreements: 3.8%
$6,988,098	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $6,988,125; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $7,127,860 including accrued interest)	$6,988,098
6,988,098	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $6,988,119; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $7,127,876 including accrued interest)	6,988,098
6,988,098	Repurchase agreement dated 3/31/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $6,988,127; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $7,127,860 including accrued interest)	6,988,098
1,471,091	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC, 0.12%, due 4/1/15, proceeds $1,471,096; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $1,500,513 including accrued interest)	1,471,091
6,988,098	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland Plc, 0.12%, due 4/1/15, proceeds $6,988,121; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $7,127,875 including accrued interest)	6,988,098
Total Short-Term Investments Held as Collateral for Securities Loaned
(Cost: $29,423,483)		29,423,483
Total Investments: 103.9% (Cost: $688,804,966)		800,993,556
Liabilities in excess of other assets: (3.9)%		(30,255,456)
NET ASSETS: 100.0%		$770,738,100

See Notes to Financial Statements

13

BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,091,051.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	85.7%	$661,428,082
Health Care	6.4	49,358,274
Life Sciences Tools & Services	7.9	60,775,112
Money Market Fund	0.0	8,605
	100.0%	$771,570,073

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$771,561,468	$—	$—	$771,561,468
Money Market Fund	8,605	—	—	8,605
Repurchase Agreements	—	29,423,483	—	29,423,483
Total	$771,570,073	$29,423,483	$—	$800,993,556

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Financial Statements

14

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 3.5%
19,068	Progressive Waste Solutions Ltd. (USD)	$560,218
United States: 96.5%
17,930	ABM Industries, Inc.	571,250
27,428	Calgon Carbon Corp.	577,908
12,009	Cantel Medical Corp.	570,428
27,121	Ceco Environmental Corp.	287,754
8,733	Clarcor, Inc.	576,902
10,007	Clean Harbors, Inc. *	568,197
25,343	Covanta Holding Corp.	568,443
40,938	Darling International, Inc. *	573,541
15,227	Donaldson Company, Inc.	574,210
69,765	Layne Christensen Co. * †	349,523
34,621	Newpark Resources, Inc. *	315,397
280,882	Rentech, Inc. *	314,588
38,833	Republic Services, Inc.	1,575,066
20,535	Schnitzer Steel Industries, Inc. †	325,685
11,493	Stericycle, Inc. *	1,613,962
8,344	Steris Corp. †	586,333
8,840	Tennant Co.	577,871
10,177	Tenneco, Inc. *	584,363
23,277	Tetra Tech, Inc.	559,114
11,679	US Ecology, Inc.	583,600
33,184	Waste Connections, Inc.	1,597,478
29,408	Waste Management, Inc.	1,594,796
		15,446,409
Total Common Stocks (Cost: $14,603,684)		16,006,627
Number of Shares		Value

MONEY MARKET FUND: 0.4% (Cost: $56,897)
56,897	Dreyfus Government Cash Management Fund	$56,897
Total Investments Before Collateral for Securities Loaned: 100.4%
(Cost: $14,660,581)		16,063,524

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.7%
(Cost: $914,493)
Repurchase Agreement: 5.7%
$914,493	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $914,497; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55,valued at $932,783 including accrued interest)	914,493
Total Investments: 106.1% (Cost: $15,575,074)		16,978,017
Liabilities in excess of other assets: (6.1)%		(974,810)
NET ASSETS: 100.0%		$16,003,207

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $776,572.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.6%	$584,363
Consumer Staples	3.6	573,541
Energy	1.9	315,397
Health Care	7.2	1,156,761
Industrials	75.7	12,158,384
Materials	7.6	1,218,181
Money Market Fund	0.4	56,897
	100.0%	$16,063,524

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$16,006,627	$—	$—	$16,006,627
Money Market Fund	56,897	—	—	56,897
Repurchase Agreement	—	914,493	—	914,493
Total	$16,063,524	$914,493	$—	$16,978,017

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Financial Statements

15

GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.9%
Australia: 13.1%
135,760	Aristocrat Leisure Ltd. #	$871,199
98,233	Crown Ltd. #	1,000,072
148,469	Echo Entertainment Group Ltd. #	510,857
203,984	TABCORP Holdings Ltd. #	737,174
317,417	Tatts Group Ltd. #	963,207
		4,082,509
Canada: 2.1%
28,454	Amaya, Inc. * †	667,259
China / Hong Kong: 24.4%
560,240	Galaxy Entertainment Group Ltd. #	2,543,551
529,000	Macau Legend Development Ltd. * † #	182,741
38,815	Melco Crown Entertainment Ltd. (ADR)	832,970
114,400	Melco International Development Ltd. #	192,499
220,900	MGM China Holdings Ltd. #	415,001
532,400	Sands China Ltd. #	2,201,486
464,000	SJM Holdings Ltd. † #	605,987
302,400	Wynn Macau Ltd. #	653,490
		7,627,725
Greece: 1.4%
23,540	Intralot SA * #	37,680
43,021	OPAP SA #	401,073
		438,753
Ireland: 2.0%
7,375	Paddy Power Plc #	629,339
Italy: 1.2%
18,980	GTECH S.p.A. #	375,546
Japan: 4.3%
14,679	Sankyo Co. Ltd. #	521,391
57,000	Sega Sammy Holdings, Inc. #	830,586
		1,351,977
Malaysia: 3.9%
177,717	Berjaya Sports Toto Bhd #	161,132
794,698	Genting Malaysia Bhd #	906,737
226,000	Magnum Bhd #	164,010
		1,231,879
New Zealand: 1.3%
132,046	Sky City Entertainment Group Ltd. #	405,392
Singapore: 3.2%
1,501,900	Genting Singapore Plc #	1,004,694
South Africa: 1.6%
12,072	Sun International Ltd. #	125,267
158,141	Tsogo Sun Holdings Ltd. #	359,904
		485,171
South Korea: 3.4%
26,586	Kangwon Land, Inc. #	829,102
10,341	Paradise Co. Ltd. #	225,485
		1,054,587
Sweden: 0.9%
7,837	Betsson AB #	293,926
United Kingdom: 8.3%
15,905	Betfair Group PLC #	526,193
178,397	Bwin.Party Digital Entertainment Plc #	211,636
175,720	Ladbrokes Plc † #	271,207
51,230	Playtech Ltd. #	589,705
180,887	William Hill Plc #	994,036
		2,592,777
Number of Shares		Value

United States: 26.8%
17,342	Boyd Gaming Corp. *	$246,256
2,751	Churchill Downs, Inc.	316,282
13,694	Global Cash Access Holdings, Inc. *	104,348
57,873	International Game Technology	1,007,569
47,608	Las Vegas Sands Corp.	2,620,344
71,456	MGM Mirage *	1,502,720
9,270	Penn National Gaming, Inc. *	145,168
9,399	Pinnacle Entertainment, Inc. *	339,210
11,216	Scientific Games Corp. * †	117,432
15,708	Wynn Resorts Ltd.	1,977,323
		8,376,652
Total Common Stocks (Cost: $36,992,836)		30,618,186
REAL ESTATE INVESTMENT TRUST: 2.2% (Cost: $737,689)
United States: 2.2%
18,635	Gaming and Leisure Properties, Inc.	687,072
MONEY MARKET FUND: 0.1% (Cost: $35,733)
35,733	Dreyfus Government Cash Management Fund	35,733
Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $37,766,258)		31,340,991

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3%
Repurchase Agreements: 3.3%
$1,000,000	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $1,020,000 including accrued interest)	1,000,000
26,820	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC, 0.12%, due 4/1/15, proceeds $26,820; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $27,356 including accrued interest)	26,820
Total Short-Term Investments Held as Collateral for Securities Loaned
(Cost: $1,026,820)		1,026,820
Total Investments: 103.5% (Cost: $38,793,078)		32,367,811
Liabilities in excess of other assets: (3.5)%		(1,093,653)
NET ASSETS: 100.0%		$31,274,158

See Notes to Financial Statements

16

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $961,887.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,741,305 which represents 66.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Casino Hotels	56.0%	$17,559,296
Casino Services	15.7	4,927,993
Casinos & Gaming	3.8	1,202,379
Commercial Services - Finance	0.3	104,348
Computer Software	1.9	589,705
Diversified Operations	1.2	356,509
Gambling (Non-Hotel)	14.0	4,376,733
Internet Gambling	1.6	505,562
Lottery Services	4.9	1,537,565
Racetracks	0.5	145,168
Money Market Fund	0.1	35,733
	100.0%	$31,340,991

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,082,509	$—	$4,082,509
Canada	667,259	—	—	667,259
China / Hong Kong	832,970	6,794,755	—	7,627,725
Greece	—	438,753	—	438,753
Ireland	—	629,339	—	629,339
Italy	—	375,546	—	375,546
Japan	—	1,351,977	—	1,351,977
Malaysia	—	1,231,879	—	1,231,879
New Zealand	—	405,392	—	405,392
Singapore	—	1,004,694	—	1,004,694
South Africa	—	485,171	—	485,171
South Korea	—	1,054,587	—	1,054,587
Sweden	—	293,926	—	293,926
United Kingdom	—	2,592,777	—	2,592,777
United States	8,376,652	—	—	8,376,652
Real Estate Investment Trust*	687,072	—	—	687,072
Money Market Fund	35,733	—	—	35,733
Repurchase Agreements	—	1,026,820	—	1,026,820
Total	$10,599,686	$21,768,125	$—	$32,367,811

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $354,452. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

17

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Denmark: 5.6%
354,897	Novo-Nordisk AS (ADR)	$18,947,951
France: 5.1%
347,940	Sanofi SA (ADR)	17,202,154
Ireland: 6.9%
38,087	Endo International Plc (USD) *	3,416,404
39,821	Perrigo Co. Plc (USD)	6,592,366
55,646	Shire Plc (ADR)	13,315,531
		23,324,301
Israel: 4.2%
229,892	Teva Pharmaceutical Industries Ltd. (ADR)	14,322,272
Switzerland: 9.3%
320,157	Novartis AG (ADR)	31,570,682
United Kingdom: 9.4%
228,056	AstraZeneca Plc (ADR)	15,605,872
357,852	GlaxoSmithKline Plc (ADR)	16,514,870
		32,120,742
United States: 59.1%
317,407	Abbott Laboratories	14,705,466
259,554	AbbVie, Inc.	15,194,291
55,756	Actavis Plc *	16,594,101
57,827	AmerisourceBergen Corp.	6,573,195
224,023	Bristol-Myers Squibb Co.	14,449,483
214,664	Eli Lilly & Co.	15,595,340
Number
of Shares		Value

United States: (continued)
31,704	Hospira, Inc. *	$2,784,879
287,403	Johnson & Johnson	28,912,742
27,264	Mallinckrodt Plc *	3,452,986
55,258	McKesson Corp.	12,499,360
291,274	Merck & Co., Inc.	16,742,429
115,903	Mylan NV *	6,878,843
671,649	Pfizer, Inc.	23,366,669
13,368	Salix Pharmaceuticals Ltd. *	2,310,124
75,866	Valeant Pharmaceuticals International, Inc. *	15,068,505
118,845	Zoetis, Inc.	5,501,335
		200,629,748
Total Common Stocks (Cost: $315,236,461)		338,117,850
MONEY MARKET FUND: 0.0% (Cost: $69,150)
69,150	Dreyfus Government Cash Management Fund	69,150
Total Investments: 99.6% (Cost: $315,305,611)		338,187,000
Other assets less liabilities: 0.4%		1,459,911
NET ASSETS: 100.0%		$339,646,911

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Health Care	8.7%	$29,404,384
Health Care Equipment	4.4	14,705,466
Pharmaceuticals	86.9	294,008,000
Money Market Fund	0.0	69,150
	100.0%	$338,187,000

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$338,117,850	$—	$—	$338,117,850
Money Market Fund	69,150	—	—	69,150
Total	$338,187,000	$—	$—	$338,187,000

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Financial Statements

18

RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
United States: 100.0%
79,080	Amazon.com, Inc. *	$29,425,668
88,179	AmerisourceBergen Corp.	10,023,307
10,117	AutoZone, Inc. *	6,901,413
71,765	Bed Bath & Beyond, Inc. *	5,509,758
116,496	Best Buy Co., Inc.	4,402,384
117,830	Cardinal Health, Inc.	10,636,514
109,448	Costco Wholesale Corp.	16,580,825
237,505	CVS Caremark Corp.	24,512,891
132,364	Dollar General Corp. *	9,977,598
243,383	Home Depot, Inc.	27,650,742
67,092	Kohl’s Corp.	5,249,949
185,103	Kroger Co.	14,189,996
104,461	L Brands, Inc.	9,849,628
220,784	Lowe’s Cos., Inc.	16,424,122
152,338	MACY’S, Inc.	9,888,259
65,351	McKesson Corp.	14,782,396
82,683	Ross Stores, Inc.	8,711,481
238,125	Staples, Inc.	3,877,866
Number
of Shares		Value

United States: (continued)
231,971	Sysco Corp.	$8,752,266
186,669	Target Corp.	15,319,925
138,584	The Gap, Inc.	6,004,845
216,221	TJX Cos., Inc.	15,146,281
209,138	Walgreens Boots Alliance, Inc.	17,709,806
386,542	Wal-Mart Stores, Inc.	31,793,079
141,279	Whole Foods Market, Inc.	7,357,810
Total Common Stocks (Cost: $307,049,473)		330,678,809
MONEY MARKET FUND: 0.0% (Cost: $17,207)
17,207	Dreyfus Government Cash Management Fund	17,207
Total Investments: 100.0% (Cost: $307,066,680)		330,696,016
Liabilities in excess of other assets: (0.0)%		(4,165)
NET ASSETS: 100.0%		$330,691,851

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	52.7%	$174,339,919
Consumer Staples	36.6	120,896,673
Health Care	10.7	35,442,217
Money Market Fund	0.0	17,207
	100.0%	$330,696,016

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$330,678,809	$—	$—	$330,678,809
Money Market Fund	17,207	—	—	17,207
Total	$330,696,016	$—	$—	$330,696,016

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Financial Statements

19

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 1.5%
421,737	Marvell Technology Group Ltd. (USD)	$6,199,534
Netherlands: 9.9%
213,067	ASML Holding NV (USD)	21,526,159
191,524	NXP Semiconductors NV (USD) *	19,221,349
		40,747,508
Singapore: 4.6%
150,513	Avago Technologies Ltd. (USD)	19,112,141
Taiwan: 15.2%
2,672,367	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	62,747,177
United Kingdom: 4.2%
356,387	ARM Holdings Plc (ADR)	17,569,879
United States: 64.6%
529,819	Advanced Micro Devices, Inc. *	1,419,915
241,649	Altera Corp.	10,369,159
267,440	Analog Devices, Inc.	16,848,720
800,640	Applied Materials, Inc.	18,062,438
428,732	Broadcom Corp.	18,561,952
56,465	Cree, Inc. *	2,003,943
2,469,981	Intel Corp.	77,236,306
89,309	KLA-Tencor Corp.	5,205,822
119,123	Lam Research Corp.	8,366,604
Number
of Shares		Value

United States: (continued)
178,997	Linear Technology Corp.	$8,377,060
183,626	Maxim Integrated Products, Inc.	6,392,021
161,817	Microchip Technology, Inc.	7,912,851
749,315	Micron Technology, Inc. *	20,328,916
394,903	NVIDIA Corp.	8,263,345
374,872	ON Semiconductor Corp. *	4,539,700
180,561	Skyworks Solutions, Inc.	17,747,341
134,219	Teradyne, Inc.	2,530,028
392,576	Texas Instruments, Inc.	22,449,458
250,378	Xilinx, Inc.	10,590,989
		267,206,568
Total Common Stocks (Cost: $419,163,897)		413,582,807
MONEY MARKET FUND: 0.0% (Cost: $60,165)
60,165	Dreyfus Government Cash Management Fund	60,165
Total Investments: 100.0% (Cost: $419,224,062)		413,642,972
Liabilities in excess of other assets: (0.0)%		(115,887)
NET ASSETS: 100.0%		$413,527,085

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Semiconductor Equipment	13.5%	$55,691,051
Semiconductors	86.5	357,891,756
Money Market Fund	0.0	60,165
	100.0%	$413,642,972

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$413,582,807	$—	$—	$413,582,807
Money Market Fund	60,165	—	—	60,165
Total	$413,642,972	$—	$—	$413,642,972

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Financial Statements

20

[This Page Intentionally Left Blank.]

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2015 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF
Assets:
Investments, at value (1) (2)	$771,570,073	$16,063,524	$31,340,991
Short-term investments held as collateral for securities loaned (3)	29,423,483	914,493	1,026,820
Cash denominated in foreign currency, at value (4)	—	—	112,957
Receivables:
Investment securities sold	—	397,312	54,047
Shares sold	—	3,196,511	—
Dividends	193,668	26,545	116,887
Prepaid expenses	6,916	1,900	2,327
Total assets	801,194,140	20,600,285	32,654,029

Liabilities:
Payables:
Investment securities purchased	—	1,281,192	54,075
Collateral for securities loaned	29,423,483	914,493	1,026,820
Line of credit	754,790	—	172,467
Shares redeemed	594	2,351,438	—
Due to Adviser	209,964	1,227	6,378
Due to custodian	—	—	35,733
Deferred Trustee fees	24,414	1,924	5,023
Accrued expenses	42,795	46,804	79,375
Total liabilities	30,456,040	4,597,078	1,379,871
NET ASSETS	$770,738,100	$16,003,207	$31,274,158
Shares outstanding	5,946,503	250,000	850,000
Net asset value, redemption and offering price per share	$129.61	$64.01	$36.79

Net assets consist of:
Aggregate paid in capital	$566,021,847	$28,439,693	$38,527,078
Net unrealized appreciation (depreciation)	112,188,590	1,402,943	(6,427,136)
Undistributed (accumulated) net investment income (loss)	(88,075)	50,624	475,620
Accumulated net realized gain (loss)	92,615,738	(13,890,053)	(1,301,404)
	$770,738,100	$16,003,207	$31,274,158
(1) Value of securities on loan	$28,091,051	$776,572	$961,887
(2) Cost of investments	$659,381,483	$14,660,581	$37,766,258
(3) Cost of short-term investments held as collateral for securities loaned	$29,423,483	$914,493	$1,026,820
(4) Cost of cash denominated in foreign currency	$—	$—	$113,061

See Notes to Financial Statements

22

Pharmaceutical ETF	Retail ETF	Semiconductor ETF

$338,187,000	$330,696,016	$413,642,972
—	—	—
—	—	—

354,611	—	—
3,510,100	3,295	3,791
1,773,089	452,614	41,121
5,215	2,751	5,528
343,830,015	331,154,676	413,693,412

—	—	—
—	—	—
1,211,652	308,720	—
2,602,628	—	—
96,091	83,865	87,070
205,190	17,207	443
15,875	2,952	18,715
51,668	50,081	60,099
4,183,104	462,825	166,327
$339,646,911	$330,691,851	$413,527,085
4,838,138	4,271,531	7,470,937

$70.20	$77.42	$55.35

$267,821,745	$297,269,816	$420,204,279
22,881,389	23,629,336	(5,581,090)
2,409,103	1,372,598	1,337,763
46,534,674	8,420,101	(2,433,867)
$339,646,911	$330,691,851	$413,527,085
$—	$—	$—
$315,305,611	$307,066,680	$419,224,062
$—	$—	$—
$—	$—	$—

See Notes to Financial Statements

23

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2015 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF
Income:
Dividends	$708,181	$109,445	$666,244
Securities lending income	435,704	35,147	4,929
Foreign taxes withheld	—	(786)	(13,374)
Total income	1,143,885	143,806	657,799

Expenses:
Management fees	1,166,286	40,128	95,038
Professional fees	38,893	23,934	27,924
Insurance	4,384	178	548
Trustees’ fees and expenses	7,968	381	968
Reports to shareholders	27,424	3,511	6,981
Indicative optimized portfolio value fee	1,995	—	10,036
Custodian fees	8,317	1,827	14,427
Registration fees	8,907	2,493	2,927
Transfer agent fees	1,221	1,197	1,197
Fund accounting fees	13,879	550	2,474
Interest	4,899	286	836
Other	7,393	625	3,132
Total expenses	1,291,566	75,110	166,488
Waiver of management fees	(120,381)	(30,683)	(42,104)
Net expenses	1,171,185	44,427	124,384
Net investment income (loss)	(27,300)	99,379	533,415

Net realized gain (loss) on:
Investments	6,645,274	(1,057,406)	(271,799)
In-kind redemptions	94,612,119	843,544	1,079,651
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(4,445)
Net realized gain (loss)	101,257,393	(213,862)	803,407
Net change in unrealized appreciation (depreciation) on:
Investments	26,756,870	238,878	(6,534,900)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	422
Net change in unrealized appreciation (depreciation)	26,756,870	238,878	(6,534,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	$127,986,963	$124,395	$(5,197,656)

See Notes to Financial Statements

24

Pharmaceutical ETF	Retail ETF	Semiconductor ETF

$4,528,408	$1,995,304	$4,304,538
1,167	1,300	16,384
(210,093)	—	—
4,319,482	1,996,604	4,320,922

630,738	300,544	669,628
33,278	25,712	33,409
2,910	258	3,216
5,325	914	6,159
12,529	3,291	13,961
1,995	1,995	1,995
5,214	1,241	5,265
9,152	8,962	9,127
1,197	1,197	1,197
8,566	1,082	9,373
7,681	1,567	5,196
5,530	3,556	5,898
724,115	350,319	764,424
(85,694)	(48,206)	(89,598)
638,421	302,113	674,826
3,681,061	1,694,491	3,646,096

6,101,259	1,921	321,800
40,444,638	8,433,443	(2,351,246)

—	—	—
46,545,897	8,435,364	(2,029,446)

(12,687,909)	23,275,397	9,883,181

—	—	—
(12,687,909)	23,275,397	9,883,181
$37,539,049	$33,405,252	$11,499,831

See Notes to Financial Statements

25

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF
	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$(27,300)	$(139,447)	$99,379	$255,685
Net realized gain (loss)	101,257,393	99,761,734	(213,862)	335,675
Net change in unrealized appreciation (depreciation)	26,756,870	7,699,123	238,878	397,203
Net increase (decrease) in net assets resulting from operations	127,986,963	107,321,410	124,395	988,563

Dividends to shareholders:
Dividends from net investment income	—	(16,340)	(263,000)	(225,000)

Share transactions:**
Proceeds from sale of shares	314,589,654	214,333,599	6,529,471	16,414,508
Cost of shares redeemed	(211,261,589)	(216,305,046)	(6,529,471)	(19,765,651)
Increase (Decrease) in net assets resulting from share transactions	103,328,065	(1,971,447)	—	(3,351,143)
Total increase (decrease) in net assets	231,315,028	105,333,623	(138,605)	(2,587,580)
Net Assets, beginning of period	539,423,072	434,089,449	16,141,812	18,729,392
Net Assets, end of period†	$770,738,100	$539,423,072	$16,003,207	$16,141,812
† Including undistributed (accumulated) net investment income (loss)	$(88,075)	$(60,775)	$50,624	$214,245

** Shares of Common Stock Issued (no par value)
Shares sold	2,600,000	2,250,000	100,000	250,000
Shares redeemed	(1,750,000)	(2,400,000)	(100,000)	(300,000)
Net increase (decrease)	850,000	(150,000)	—	(50,000)

See Notes to Financial Statements

26

Gaming ETF		Pharmaceutical ETF
For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
(unaudited)		(unaudited)

$533,415	$1,926,213	$3,681,061	$5,694,728
803,407	11,837,737	46,545,897	61,446,159
(6,534,478)	(18,082,672)	(12,687,909)	23,818,451

(5,197,656)	(4,318,722)	37,539,049	90,959,338

(1,789,800)	(802,900)	(2,510,959)	(5,483,238)

5,948,582	31,039,908	95,013,677	267,920,405
(11,071,022)	(39,516,731)	(196,283,224)	(188,775,424)

(5,122,440)	(8,476,823)	(101,269,547)	79,144,981
(12,109,896)	(13,598,445)	(66,241,457)	164,621,081
43,384,054	56,982,499	405,888,368	241,267,287
$31,274,158	$43,384,054	$339,646,911	$405,888,368
$475,620	$1,732,005	$2,409,103	$1,239,001

150,000	600,000	1,450,000	4,550,000
(300,000)	(800,000)	(3,000,000)	(3,200,000)
(150,000)	(200,000)	(1,550,000)	1,350,000

See Notes to Financial Statements

27

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Retail ETF		Semiconductor ETF
	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,694,491	$502,509	$3,646,096	$5,600,833
Net realized gain (loss)	8,435,364	8,198,452	(2,029,446)	87,768,373
Net change in unrealized appreciation (depreciation)	23,275,397	(1,892,838)	9,883,181	(6,723,231)
Net increase in net assets resulting from operations	33,405,252	6,808,123	11,499,831	86,645,975

Dividends to shareholders:
Dividends from net investment income	(690,116)	(408,291)	(6,554,432)	(4,956,298)

Share transactions:**
Proceeds from sale of shares	286,817,626	119,681,910	3,765,385,674	2,914,362,903
Cost of shares redeemed	(55,564,560)	(102,053,895)	(3,771,762,961)	(2,843,110,213)
Increase (Decrease) in net assets resulting from share transactions	231,253,066	17,628,015	(6,377,287)	71,252,690
Total increase (decrease) in net assets	263,968,202	24,027,847	(1,431,888)	152,942,367
Net Assets, beginning of period	66,723,649	42,695,802	414,958,973	262,016,606
Net Assets, end of period†	$330,691,851	$66,723,649	$413,527,085	$414,958,973
† Including undistributed net investment income	$1,372,598	$368,223	$1,337,763	$4,246,099

** Shares of Common Stock Issued (no par value)
Shares sold	4,000,000	2,000,000	70,800,000	62,550,000
Shares redeemed	(800,000)	(1,700,000)	(71,450,000)	(61,000,000)
Net increase (decrease)	3,200,000	300,000	(650,000)	1,550,000

See Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF #
	For the Six Months Ended March 31, 2015		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$105.84		$82.74	$54.07	$35.28
Income from investment operations:
Net investment income (loss)	—	(e)	(0.03)	0.01	0.01
Net realized and unrealized gain on investments	23.77		23.13	28.85	18.78
Total from investment operations	23.77		23.10	28.86	18.79
Less:
Dividends from net investment income	—		— (e)	(0.02)	—
Distributions from net realized capital gains	—		—	(0.17)	—
Total dividends and distributions	—		—	(0.19)	—
Net asset value, end of period	$129.61		$105.84	$82.74	$54.07
Total return (b)	22.46	%(d)	27.92%	53.55%	53.26	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$770,738		$539,423	$434,089	$132,278
Ratio of gross expenses to average net assets	0.39	%(c)	0.41%	0.41%	0.44	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	(0.01	)%(c)	(0.03)%	0.01%	0.03	%(c)
Portfolio turnover rate	6	%(d)	11%	0%	12	%(d)

	Environmental Services ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,	For the Year Ended September 30,	For the Period January 1, 2012 through September 30,		For the Year Ended December 31,
	2015		2014	2013	2012		2011	2010
	(unaudited)
Net asset value, beginning of period	$64.57		$62.43	$49.65	$46.61		$51.54	$42.68
Income from investment operations:
Net investment income	0.40		1.00	0.91	0.50		0.62	0.50
Net realized and unrealized gain (loss) on investments	0.09		1.89	12.66	2.54		(4.93)	8.86
Total from investment operations	0.49		2.89	13.57	3.04		(4.31)	9.36
Less:
Dividends from net investment income		(1.05)	(0.75)	(0.79)	—		(0.62)	(0.50)
Net asset value, end of period	$64.01		$64.57	$62.43	$49.65		$46.61	$51.54
Total return (b)	0.70	%(d)	4.62%	27.67%	6.52	%(d)	(8.36)%	21.93%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$16,003		$16,142	$18,729	$19,860		$23,305	$30,927
Ratio of gross expenses to average net assets	0.94	%(c)	0.92%	1.01%	1.01	%(c)	0.83%	0.72%
Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.55	%(c)	0.55%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(c)	0.55%	0.55%	0.55	%(c)	0.55%	0.55%
Ratio of net investment income to average net assets	1.24	%(c)	1.32%	1.60%	1.23	%(c)	1.08%	1.12%
Portfolio turnover rate	16	%(d)	13%	5%	4	%(d)	1%	6%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share
#	On February 14, 2012, the Fund effected a 3 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

29

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,	For the Year Ended September 30,	For the Period January 1, 2012 through September 30,		For the Year Ended December 31,
	2015		2014	2013	2012		2011	2010
	(unaudited)
Net asset value, beginning of period	$43.38		$47.49	$34.22	$30.23		$31.48	$23.60
Income from investment operations:
Net investment income	0.56	(e)	1.76	1.10	0.80		0.75	0.72
Net realized and unrealized gain (loss) on investments		(5.27)	(5.35)	13.55	3.19		(1.34)	7.99
Total from investment operations		(4.71)	(3.59)	14.65	3.99		(0.59)	8.71
Less:
Dividends from net investment income		(1.88)	(0.52)	(1.38)	—		(0.63)	(0.81)
Distributions from net realized capital gains	—		—	—	—		(0.03)	(0.02)
Total dividends and distributions		(1.88)	(0.52)	(1.38)	—		(0.66)	(0.83)
Net asset value, end of period	$36.79		$43.38	$47.49	$34.22		$30.23	$31.48
Total return (a)	(11.07	)%(d)	(7.76)%	44.14%	13.20	%(d)	(1.87)%	36.97%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$31,274		$43,384	$56,982	$59,894		$96,729	$129,062
Ratio of gross expenses to average net assets	0.88	%(c)	0.73%	0.83%	0.78	%(c)	0.66%	0.65%
Ratio of net expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.66	%(c)	0.65%	0.65%
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(c)	0.65%	0.65%	0.65	%(c)	0.65%	0.65%
Ratio of net investment income to average net assets	2.80	%(c)	2.73%	2.73%	2.29	%(c)	1.91%	2.53%
Portfolio turnover rate	14	%(d)	35%	16%	18	%(d)	19%	11%

	Pharmaceutical ETF #
	For the Six Months Ended March 31, 2015		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period December 20, 2011(b) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$63.54		$47.89	$41.03	$35.96
Income from investment operations:
Net investment income	0.67	(e)	1.02	1.08	1.12
Net realized and unrealized gain on investments	6.43		15.66	7.78	3.95
Total from investment operations	7.10		16.68	8.86	5.07
Less:
Dividends from net investment income		(0.44)	(1.03)	(2.00)	—
Net asset value, end of period	$70.20		$63.54	$47.89	$41.03
Total return (a)	11.26	%(d)	35.19%	22.44%	14.10	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$339,647		$405,888	$241,267	$173,897
Ratio of gross expenses to average net assets	0.40	%(c)	0.42%	0.43%	0.41	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	2.04	%(c)	1.85%	2.30%	2.74	%(c)
Portfolio turnover rate	7	%(d)	14%	3%	1	%(d)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Commencement of operations
(c)	Annualized
(d)	Not Annualized
(e)	Calculated based upon average shares outstanding.
#	On February 14, 2012, the Fund effected a 2 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF #
	For the Six Months Ended March 31, 2015		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$62.27		$55.34	$44.88	$37.32
Income from investment operations:
Net investment income	0.71	(e)	0.60	0.27	0.95
Net realized and unrealized gain on investments	14.73		6.94	11.04	6.63
Total from investment operations	15.44		7.54	11.31	7.58
Less:
Dividends from net investment income		(0.29)	(0.61)	(0.85)		(0.02)
Net asset value, end of period	$77.42		$62.27	$55.34	$44.88
Total return (b)	24.83	%(d)	13.65%	25.69%	20.32	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$330,692		$66,724	$42,696	$21,163
Ratio of gross expenses to average net assets	0.40	%(c)	0.63%	0.69%	0.55	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.96	%(c)	1.23%	1.84%	1.40	%(c)
Portfolio turnover rate	1	%(d)	3%	3%	2	%(d)

	Semiconductor ETF
	For the Six Months Ended March 31, 2015		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period December 20, 2011(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$51.10		$39.88	$31.66	$29.95
Income from investment operations:
Net investment income	0.51	(e)	0.62	0.72	0.56
Net realized and unrealized gain on investments	4.37		11.26	8.20	1.15
Total from investment operations	4.88		11.88	8.92	1.71
Less:
Dividends from net investment income		(0.63)	(0.66)	(0.70)	—
Net asset value, end of period	$55.35		$51.10	$39.88	$31.66
Total return (b)	9.56	%(d)	30.13%	28.70%	5.71	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$413,527		$414,959	$262,017	$282,397
Ratio of gross expenses to average net assets	0.40	%(c)	0.41%	0.43%	0.40	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.91	%(c)	1.68%	1.81%	1.87	%(c)
Portfolio turnover rate	7	%(d)	9%	4%	2	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Calculated based upon average shares outstanding.
#	On February 14, 2012, the Fund effected a 3 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

31

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2015, offers fifty-five investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Biotech ETF, Environmental Services ETF, Gaming ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF, (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by the NYSE Euronext or Market Vectors Index Solutions GmbH, a wholly-owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Biotech ETF	December 20, 2011	Market Vectors® US Listed Biotech 25 Index*
Environmental Services ETF**	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF**	January 22, 2008	Market Vectors® Global Gaming Index*
Pharmaceutical ETF	December 20, 2011	Market Vectors® US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	Market Vectors® US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	Market Vectors® US Listed Semiconductor 25 Index*

*	Published by Market Vectors Index Solutions GmbH
**	Effective January 1, 2012, the Fund changed its fiscal year end from December 31 to September 30.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services,
32

quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except Pharmaceutical ETF, which is declared and paid quarterly). Distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
33

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited) (continued)

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2015 are reflected in the Schedules of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2015.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2015 is presented in the Schedules of Investments. Also, refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.35% of each Fund’s average daily net assets (except for annual rates of 0.50% for Environmental Services ETF and Gaming ETF). The Adviser has agreed, at least until February 1, 2016, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, taxes and extraordinary expenses) listed in the table below.

34

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended March 31, 2015, are as follows:

Fund	Expense Limitations	Waiver of Management Fees
Biotech ETF	0.35%	$120,381
Environmental Services ETF	0.55	30,683
Gaming ETF	0.65	42,104
Pharmaceutical ETF	0.35	85,694
Retail ETF	0.35	48,206
Semiconductor ETF	0.35	89,598

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Biotech ETF	$117,345,508	$37,090,049
Environmental Services ETF	3,204,987	2,527,653
Gaming ETF	5,460,012	7,227,577
Pharmaceutical ETF	58,673,627	25,655,741
Retail ETF	13,749,924	1,434,355
Semiconductor ETF	27,993,305	29,959,460

Note 5—Income Taxes—As of March 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$688,804,966	$120,468,240	$(8,279,650)	$112,188,590
Environmental Services ETF	15,644,762	2,481,886	(1,148,631)	1,333,255
Gaming ETF	39,416,726	1,991,021	(9,039,936)	(7,048,915)
Pharmaceutical ETF	315,316,834	28,047,571	(5,177,405)	22,870,166
Retail ETF	307,066,680	24,383,020	(753,684)	23,629,336
Semiconductor ETF	419,224,062	739,256	(6,320,346)	(5,581,090)

The tax character of dividends paid to shareholders during the year ended September 30, 2014 was as follows:

Fund	Ordinary Income
Biotech ETF	$16,340
Environmental Services ETF	225,000
Gaming ETF	802,900
Pharmaceutical ETF	5,483,238
Retail ETF	408,291
Semiconductor ETF	4,956,298

The tax character of current year distributions will be determined at the end of the current fiscal year.

35

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited) (continued)

At September 30, 2014, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective– No Expiration Short-Term	Post-Effective– No Expiration Long-Term	Amount Expiring in the Year Ended September 30,
Fund	Capital Losses	Capital Losses	2018	2017	2016
Environmental Services ETF	$38,147	$3,273,429	$479,375	$6,445,705	$2,110,133
Gaming ETF	1,403,367	—	—	—	—
Retail ETF	10,340	—	—	—	—
Semiconductor ETF	137,530	—	—	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2011-2014), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2015, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2015, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2015, the following Funds had in-kind contributions and redemptions:

Fund	In-Kind Contributions	In-Kind Redemptions
Biotech ETF	$288,931,092	$264,332,453
Environmental Services ETF	1,740,113	2,570,773
Gaming ETF	5,272,791	9,759,956
Pharmaceutical ETF	84,591,208	218,543,004
Retail ETF	275,549,316	55,709,228
Semiconductor ETF	3,765,725,109	3,772,501,248

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Fund’s index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

36

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2015 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Note 10—Share Split—On January 27, 2012, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Biotech ETF, Pharmaceutical ETF, and Retail ETF. The share splits took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Each Fund’s shares began trading on a split-adjusted basis on February 14, 2012. Biotech ETF and Retail ETF split its shares three-for-one. Pharmaceutical ETF split its shares two-for-one.

Note 11—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2015, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2015
Biotech ETF	67	$1,766,294	1.51%	$754,790
Environmental Services ETF	4	244,028	1.49	—
Gaming ETF	30	185,438	1.51	172,467
Pharmaceutical ETF	165	1,097,929	1.51	1,211,652
Retail ETF	61	580,040	1.51	308,720
Semiconductor ETF	132	865,381	1.51	—

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2015, there were no offsets to custodian fees.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividend from net investment income was declared and paid subsequent to March 31, 2015:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Pharmaceutical ETF	4/1/15	4/6/15	4/8/15	$0.4975
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.888.MKT.VCTR
marketvectorsetfs.com

MVINDUSAR

SEMI-ANNUAL REPORT M A R C H 3 1 , 2 0 1 5 ( u n a u d i t e d )

MARKET VECTORS

STRATEGIC EQUITY ETFs

888.MKT.VCTR

marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of March 31, 2015, and are subject to change.

MARKET VECTORS STRATEGIC EQUITY ETFs

(unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the five Strategic Equity exchange-traded funds (ETFs) of the Market Vectors ETF Trust for the six month period ended March 31, 2015.

“Strategic Equity” – Building a Better Core

As you will see from this report, our MSCI Quality ETFs and the Market Vectors Morningstar® Wide Moat ETF (MOAT) are now described as Strategic Equity funds. We see this as a better description of the market exposure each of these funds offers and how they can be used in a portfolio. These ETFs seek to track rules-based indices that systematically screen for stocks that meet specific criteria, for example, companies that exhibit attractive valuations or are in a strong financial position.

Investors looking to make long-term allocations to broad asset classes, such as U.S. equity, international, or emerging markets, may find that this strategic approach offers an attractive way to maintain exposure.

“Quality” ETFs Continue to Outperform

Quality is a factor in which we have been particularly interested and which may benefit investors, particularly in volatile markets, when, we believe, they should be more selective. Quality, as defined by MSCI, screens for companies that have demonstrated historically high return on equity, stable annual earnings growth, and low financial leverage.

Recent volatility in emerging and international markets has provided a nice backdrop against which to assess two of our newest ETFs, Market Vectors MSCI International Quality ETF (QXUS) and Market Vectors MSCI Emerging Markets Quality ETF (QEM). The underlying MSCI index methodology has provided the means for these ETFs to be selective and to tap a company’s long-term potential. As of March 31, 2015, two of our quality-based ETFs, Market Vectors MSCI International Quality ETF (QXUS) and Market Vectors MSCI Emerging Markets Quality ETF (QEM), have outperformed their corresponding non-quality benchmarks (see charts below).

Performance of “MSCI Quality” ETFs versus Non-Quality Benchmarks

Source: FactSet. Data as of March 31, 2015. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an Index. See disclosure and Index descriptions at end of letter.

Please stay in touch with us through our website (www.vaneck.com) on which we offer videos, email subscriptions, blogs, and educational literature. Should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

1

MARKET VECTORS STRATEGIC EQUITY ETFS

(unaudited)

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six month period ended March 31, 2015. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

Market Vectors ETF Trust

April 27, 2015

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in a fund. An index’s performance is not illustrative of a fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 45 developed and emerging markets.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 23 emerging markets.

Market Vectors MSCI International Quality ETF (QXUS) and the Market Vectors MSCI Emerging Markets Quality ETF (QEM) are subject to risks which include those associated with investments in emerging markets and foreign securities, including market volatility, economic and political instability, currency fluctuation, and adverse governmental regulation, which may adversely affect the Funds or Fund trading. QEM is also subject to risks associated with Asian issuers. QXUS’s and QEM’s assets may be concentrated in particular sectors and subject to more risk than investments in a diverse group of sectors. “Quality” is a measure of historical variables used by the Index Provider and is not intended to imply a judgment about the future performance of any Index constituent or the Index as a whole.

2

Management Discussion (unaudited)

Among the Market Vectors Strategic Equity ETFs, both of the MSCI Quality ETFs realized positive performance for the six month period ended March 31, 2015, while, during the same period, both of the MSCI Quality Dividend ETFs posted negative returns. Although economic recovery in the U.S. continued through this period, Europe generally remained sluggish. The ongoing crisis in Ukraine, and Russia’s involvement, as well as developments in the Middle East, continued to cast shadows.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

MSCI Emerging Markets Quality (QEM)

Exposure to China was the single largest positive contributor to the Fund’s total returns, followed by Taiwan, South Korea, and India. A number of countries undermined performance, with exposures to Brazil, Russia, and Mexico detracting the most. The information technology sector was the largest positive contributor to the Fund’s total returns and energy represented the highest detractor of seven sectors that hurt the Fund’s performance.

MSCI Emerging Markets Quality Dividend (QDEM)

As with the MSCI Emerging Markets Quality ETF, China was the single largest positive contributor to the Fund’s total returns. However, returns from 21 of the 26 other countries to which the Fund had exposure detracted from overall performance. While financial companies made the most significant contribution to total return, energy stocks were by far the greatest detractors from overall performance. The consumer discretionary sector was the only other sector, apart from financials, to contribute positively to overall return.

MSCI International Quality (QXUS)

Exposure to China was the single largest positive contributor to the Fund’s total returns, followed by exposures to Denmark, Taiwan, South Korea, and Germany, in that order. Exposures to Australia and Brazil were the two largest detractors from performance. On a sector basis, information technology and consumer discretionary companies provided the greatest positive contributions and energy and materials companies the greatest negative contribution.

3

MARKET VECTORS STRATEGIC EQUITY ETFS

(unaudited)

MSCI International Quality Dividend (QDXU)

In the following order, China, Germany, Japan, and Switzerland were the four largest positive contributors to the Fund’s total returns, while Canada, the U.K., the Netherlands, and France were the four highest detractors from performance. On a sector basis, consumer discretionary and telecommunications services companies provided the greatest positive contribution and energy companies by far the greatest negative contribution.

Morningstar Wide Moat (MOAT)

For the six month period, the fund’s benchmark index, the Morningstar® Wide Moat Focus IndexSM was down 1.46%, while the S&P 500® Index was up by 5.93%.‡ The primary driver of underperformance was the Fund’s concentration in the energy sector. More specifically, the Fund’s exposure to the oil, gas & consumable fuels industry within the energy sector was the largest detractor from Fund performance. Top contributing sectors for the period included health care and consumer staples. Within health care, pharmaceuticals and health care providers and services firms provided the strongest positive contribution to return.

‡	Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index.
Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that the Index Provider determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).
S&P 500® Index consists of 500 widely held common stocks covering the industrial, utility, financial, and transportation sectors.
4

MORNINGSTAR WIDE MOAT ETF (MOAT)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MWMFTR[2]
Six Months	(1.92)%	(1.76)%	(1.46)%
One Year	4.77%	4.85%	5.45%
Life* (annualized)	16.00%	16.01%	16.54%
LIfe* (cumulative)	54.56%	54.61%	56.69%
*since 4/24/2012

Commencement date for the Market Vectors Morningstar Wide Moat ETF was 4/24/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/12) to the first day of secondary market trading in shares of the Fund (4/25/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.48% / Net Expense Ratio 0.48%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar, Inc. determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).

The Morningstar® Wide Moat Focus IndexSM was created and is maintained by Morningstar, Inc. Morningstar, Inc. does not sponsor, endorse, issue, sell, or promote the Market Vectors Wide Moat ETF and bears no liability with respect to that ETF or any security. Morningstar® is a registered trademark of Morningstar, Inc. Morningstar® Wide Moat Focus IndexSM is a service mark of Morningstar, Inc.

5

MSCI EMERGING MARKETS QUALITY ETF (QEM)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	M1EFQU[2]
Six Months	(0.45)%	1.02%	1.54%
One Year	5.49%	5.96%	7.19%
Life* (annualized)	6.40%	7.54%	8.56%
LIfe* (cumulative)	7.66%	9.03%	10.26%
*since 1/21/2014

Commencement date for the Market Vectors Emerging Markets Quality ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 3.59% / Net Expense Ratio 0.51%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI Emerging Markets Quality Index (M1EFQU) is modified capitalization weighted and aims to capture the performance of quality growth stocks selected from the Parent Index (MSCI Emerging Markets Index), by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. The Index reweights the selected quality growth stocks from the parent index to emphasize stocks with high quality scores.

MSCI Emerging Markets Quality Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors Emerging Markets Quality ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

6

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF (QDEM)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	M1EFDY[2]
Six Months	(4.01)%	(4.87)%	(4.54)%
One Year	(1.26)%	(1.60)%	(0.76)%
Life* (annualized)	0.47%	0.40%	1.09%
LIfe* (cumulative)	0.56%	0.48%	1.30%
*since 1/21/2014

Commencement date for the Market Vectors Emerging Markets Quality Dividend ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 3.70% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI Emerging Markets High Dividend Yield Index (M1EFDY) is modified capitalization weighted and is designed to reflect the performance of equities in the Parent Index (MSCI Emerging Markets Index) with dividend yields that are higher than average dividend yield of the Parent Index that are deemed by the Index Provider (MSCI) to be both sustainable and persistent.

MSCI Emerging Markets High Dividend Yield Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors Emerging Markets Quality Dividend ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

7

MSCI INTERNATIONAL QUALITY ETF (QXUS)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	M1WDUQU[2]
Six Months	0.28%	0.72%	1.10%
One Year	0.49%	0.46%	1.59%
Life* (annualized)	2.29%	2.48%	3.52%
LIfe* (cumulative)	2.73%	2.96%	4.21%
*since 1/21/2014

Commencement date for the Market Vectors International Quality ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 5.40% / Net Expense Ratio 0.45%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.45% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI ACWI ex USA Quality Index (M1WDUQU) is modified capitalization and aims to capture the performance of quality growth stocks selected from the Parent Index (MSCI ASWI ex USA Quality Index) by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. The Index reweights the selected quality growth stocks from the parent index to emphasize stocks with high quality scores.

MSCI ACWI ex USA Quality Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors International Quality ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

8

MSCI INTERNATIONAL QUALITY DIVIDEND ETF (QDXU)

PERFORMANCE COMPARISON

March 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	M1WDUDY[2]
Six Months	(5.09)%	(5.41)%	(5.39)%
One Year	(4.94)%	(5.08)%	(4.61)%
Life* (annualized)	(2.87)%	(2.79)%	(2.37)%
LIfe* (cumulative)	(3.40)%	(3.30)%	(2.81)%

*since 1/21/2014

Commencement date for the Market Vectors International Quality Dividend ETF was 1/21/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/21/14) to the first day of secondary market trading in shares of the Fund (1/24/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 4.63% / Net Expense Ratio 0.45%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.45% of the Fund’s average daily net assets per year until at least February 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MSCI ACWI ex USA High Dividend Yield Index (M1WDUDY) is modified capitalization and is designed to reflect the performance of equities in the Parent Index (MSCI ACWI ex USA Index) with dividend yields that are higher than average dividend yield of the Parent Index that are deemed by the Index Provider (MSCI) to be both sustainable and persistent.

MSCI ACWI ex USA High Dividend Yield Index (the “Index”) is the exclusive property and a trademark of MSCI and has been licensed for use for certain purposes by Van Eck Associates Corporation for Market Vectors International Quality Dividend ETF (the “Fund”) based on the Index. The Fund is not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of trading in the Fund.

9

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2014 to March 31, 2015.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	October 1, 2014-
	October 1, 2014	March 31, 2015	During Period	March 31, 2015
Morningstar Wide Moat ETF
Actual	$1,000.00	$982.40	0.48%	$2.37
Hypothetical**	$1,000.00	$1,022.54	0.48%	$2.42
MSCI Emerging Markets Quality ETF
Actual	$1,000.00	$1,010.20	0.51%	$2.56
Hypothetical**	$1,000.00	$1,022.39	0.51%	$2.57
MSCI Emerging Markets Quality Dividend ETF
Actual	$1,000.00	$951.30	0.50%	$2.43
Hypothetical**	$1,000.00	$1,022.44	0.50%	$2.52
MSCI International Quality ETF
Actual	$1,000.00	$1,007.20	0.45%	$2.25
Hypothetical**	$1,000.00	$1,022.69	0.45%	$2.27
MSCI International Quality Dividend ETF
Actual	$1,000.00	$945.90	0.45%	$2.18
Hypothetical**	$1,000.00	$1,022.69	0.45%	$2.27
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2015) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
10

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Automobiles & Components: 4.8%
720,706	Harley-Davidson, Inc.	$43,775,682
Capital Goods: 14.9%
807,045	Emerson Electric Co.	45,694,888
1,778,450	General Electric Co.	44,123,345
192,957	WW Grainger, Inc.	45,501,190
		135,319,423
Consumer Durables & Apparel: 9.8%
304,571	Polaris Industries, Inc.	42,974,968
616,048	VF Corp.	46,394,575
		89,369,543
Energy: 30.6%
417,512	Core Laboratories NV †	43,625,829
533,197	Exxon Mobil Corp.	45,321,745
971,570	ONEOK, Inc.	46,868,537
551,237	Schlumberger Ltd.	45,995,215
1,316,847	Spectra Energy Corp.	47,630,356
968,840	Williams Companies, Inc.	49,013,616
		278,455,298
Food, Beverage & Tobacco: 4.8%
575,677	Philip Morris International, Inc.	43,365,748
Health Care Equipment & Services: 10.3%
668,544	Baxter International, Inc.	45,795,264
551,441	Express Scripts Holding Co. *	47,848,536
		93,643,800
Media: 4.7%
1,382,689	Discovery Communications, Inc. *	42,531,514
Pharmaceuticals, Biotechnology: 15.1%
293,380	Amgen, Inc.	46,896,793
452,654	Gilead Sciences, Inc. *	44,418,937
799,127	Merck & Co., Inc.	45,933,820
		137,249,550
Software & Services: 5.0%
285,709	International Business Machines Corp.	45,856,294
Total Common Stocks (Cost: $978,738,021)		909,566,852
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5%
Repurchase Agreements: 3.5%
$7,593,763	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $7,593,793; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $7,745,638 including accrued interest)	$7,593,763
7,593,763	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $7,593,786; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $7,745,656 including accrued interest)	7,593,763
7,593,763	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $7,593,795; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $7,745,638 including accrued interest)	7,593,763
1,598,595	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $1,598,600; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $1,630,567 including accrued interest)	1,598,595
7,593,763	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $7,593,788; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $7,745,654 including accrued interest)	7,593,763
Total Short-Term Investments Held as Collateral for Securities Loaned
(Cost: $31,973,647)		31,973,647
Total Investments: 103.5% (Cost: $1,010,711,668)		941,540,499
Liabilities in excess of other assets: (3.5)%		(31,799,829)
NET ASSETS: 100.0%		$909,740,670

See Notes to Financial Statements

11

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $31,417,740.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	19.3%	$175,676,739
Consumer Staples	4.8	43,365,748
Energy	30.6	278,455,298
Health Care	25.4	230,893,350
Industrials	14.9	135,319,423
Information Technology	5.0	45,856,294
	100.0%	$909,566,852

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$909,566,852	$—	$—	$909,566,852
Repurchase Agreements	—	31,973,647	—	31,973,647
Total	$909,566,852	$31,973,647	$—	$941,540,499

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Financial Statements

12

MSCI EMERGING MARKETS QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.1%
Brazil: 5.8%
45,534	Ambev SA	$262,852
9,550	BB Seguridade Participacoes SA	98,007
1,900	CETIP SA	18,934
7,300	Cielo SA	104,357
2,400	Estacio Participacoes SA	13,922
1,050	Lojas Renner SA	29,824
300	M Dias Branco SA	8,083
1,200	Natura Cosmeticos SA	10,100
1,000	Porto Seguro SA	11,186
4,200	Souza Cruz SA	33,378
1,100	Totvs SA	12,562
1,300	Tractebel Energia SA	14,358
1,000	Via Varejo SA *	5,128
		622,691
Chile: 0.1%
1,068	Cia Cervecerias Unidas SA #	11,109
China / Hong Kong: 20.4%
8,000	AAC Technologies Holdings, Inc. #	49,387
8,000	ANTA Sports Products Ltd.	14,632
38,000	Belle International Holdings Ltd. #	44,356
32,000	Brilliance China Automotive Holdings Ltd. #	61,600
10,000	China Medical System Holdings Ltd. #	15,401
43,000	China Mobile Ltd. #	560,364
32,000	China Overseas Land & Investment Ltd. #	103,335
25,000	China Shenhua Energy Co. Ltd. #	63,764
6,800	Chongqing Changan Automobile Co. Ltd. #	18,568
24,000	Dongfeng Motor Group Co. Ltd. #	38,385
40,000	Geely Automobile Holdings Ltd. #	20,547
10,000	Great Wall Motor Co. Ltd. #	70,493
20,000	Guangdong Investment Ltd. #	26,226
10,000	Haier Electronics Group Co. Ltd. #	26,175
4,000	Haitian International Holdings Ltd. #	9,185
96,000	Hanergy Thin Film Power Group Ltd. * #	86,438
5,000	Hengan International Group Co. Ltd. #	60,181
4,000	Kingsoft Corp. Ltd. #	11,716
64,000	Lenovo Group Ltd. #	93,257
4,000	Shenzhou International Group Holdings Ltd. #	18,053
34,000	Sihuan Pharmaceutical Holdings Group Ltd. #	19,339
24,000	Sino Biopharmaceutical Ltd. #	24,279
10,000	Sinopec Engineering Group Co. Ltd. #	8,662
19,000	Sun Art Retail Group Ltd. #	16,549
31,600	Tencent Holdings Ltd. #	600,050
4,000	Tsingtao Brewery Co. Ltd. #	26,820
63,000	Want Want China Holdings Ltd. #	67,039
4,000	Zhuzhou CSR Times Electric Co. Ltd. #	26,310
		2,181,111
Colombia: 0.3%
38,400	Ecopetrol SA	29,195
Egypt: 0.6%
8,390	Commercial International Bank Egypt SAE #	61,848
Greece: 0.1%
1,649	OPAP SA #	15,373
Number of Shares		Value

India: 13.3%
256	ACC Ltd. #	$6,392
5,503	Ambuja Cements Ltd. #	22,449
3,202	Asian Paints Ltd. #	41,541
1,023	Aurobindo Pharma Ltd. #	19,987
915	Bajaj Auto Ltd. #	29,494
2,453	Cipla Ltd. #	27,918
6,985	Coal India Ltd. #	40,455
5,907	Dabur India Ltd. #	25,050
404	Divi’s Laboratories Ltd. #	11,533
1,055	Dr. Reddy’s Laboratories Ltd. #	59,141
110	GlaxoSmithKline Consumer Healthcare Ltd.	11,074
923	Godrej Consumer Products Ltd. #	15,342
5,566	HCL Technologies Ltd. #	86,950
521	Hero MotoCorp Ltd. #	21,998
8,861	Hindustan Unilever Ltd. #	123,767
9,171	Infosys Ltd. #	322,718
25,930	ITC Ltd. #	134,799
250	Nestle India Ltd. #	27,747
5,967	Oil and Natural Gas Corp. Ltd. #	29,208
863	Oil India Ltd. #	6,273
7,910	Sun Pharmaceuticals Industries Ltd. #	129,434
2,786	Tata Consultancy Services Ltd. #	113,518
2,896	Tech Mahindra Ltd	29,140
5,884	Wipro Ltd. #	59,156
4,605	Zee Entertainment Enterprises Ltd. #	25,146
		1,420,230
Indonesia: 7.9%
3,600	Astra Agro Lestari Tbk PT #	6,682
162,600	Astra International Tbk PT #	106,498
117,000	Bank Central Asia Tbk PT #	132,602
78,700	Bank Mandiri Persero Tbk PT #	75,054
56,200	Bank Negara Indonesia Persero Tbk PT #	31,027
105,100	Bank Rakyat Indonesia Tbk PT #	106,605
64,500	Bumi Serpong Damai Tbk PT #	10,515
63,900	Charoen Pokphand Indonesia Tbk PT #	17,317
3,600	Gudang Garam Tbk PT #	14,036
3,600	Indo Tambangraya Megah Tbk PT #	4,641
14,000	Indocement Tunggal Prakarsa Tbk PT #	23,448
9,400	Indofood Cbp Sukses Makmur Tbk PT #	10,537
203,600	Kalbe Farma Tbk PT #	29,050
42,900	Media Nusantara Citra Tbk PT #	9,391
113,400	Perusahaan Gas Negara Tbk PT #	41,564
29,400	Semen Gresik Persero Tbk PT #	30,652
57,500	Surya Citra Media Tbk PT #	14,919
8,100	Tambang Batubara Bukit Asam Tbk PT #	6,641
461,200	Telekomunikasi Indonesia Persero Tbk PT #	101,693
17,400	Unilever Indonesia Tbk PT #	52,712
13,400	United Tractors Tbk PT #	22,300
		847,884
Malaysia: 2.0%
6,379	Berjaya Sports Toto Bhd #	5,784
1,250	British American Tobacco Malaysia Bhd #	23,171
29,600	DiGi.com Bhd #	50,315
25,900	IOI Corp. Bhd #	32,098
16,600	Maxis Bhd #	32,175
20,200	Petronas Chemicals Group Bhd #	30,699
2,000	Petronas Dagangan Bhd #	10,804
5,400	Petronas Gas Bhd #	33,539
		218,585

See Notes to Financial Statements

13

MSCI EMERGING MARKETS QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

Number of Shares		Value

Mexico: 2.6%
9,200	Compartamos, SAB de CV *	$16,511
6,000	Genomma Lab Internacional, SAB de CV *	5,612
5,400	Grupo Carso, SAB de CV	22,470
19,200	Grupo Financiero Inbursa, SAB de CV	48,447
5,100	Grupo Lala, SAB de CV	10,361
13,700	Kimberly-Clark de Mexico, SAB de CV	28,660
2,100	Promotora y Operadora de Infraestructura, SAB de CV *	22,442
47,750	Wal-Mart de Mexico, SAB de CV	119,451
		273,954
Philippines: 1.2%
28,790	DMCI Holdings, Inc. #	9,981
3,710	Jollibee Foods Corp. #	18,244
91,000	Megaworld Corp. #	11,038
840	Philippine Long Distance Telephone Co. #	53,435
6,940	Universal Robina Corp. #	35,056
		127,754
Poland: 1.0%
684	Eurocash SA #	5,894
10	LPP SA #	18,650
212	NG2 SA #	10,212
532	Powszechny Zaklad Ubezpieczen SA #	68,606
		103,362
Qatar: 0.7%
428	Gulf International Services QSC #	11,263
1,351	Industries Qatar QSC #	51,493
239	Qatar Electricity & Water Co. QSC #	12,800
		75,556
Russia: 3.1%
14,463	Alrosa AO (USD) * #	17,927
2,459	Magnit OAO (GDR) # Reg S	125,142
892	MegaFon OAO (GDR) # Reg S	14,195
4,644	Mobile TeleSystems OJSC (ADR)	46,904
11,077	Moscow Exchange (USD) #	13,122
786	Novatek OAO (GDR) # Reg S	58,670
11,624	Tatneft OAO (USD) * #	57,276
		333,236
South Africa: 11.1%
809	African Rainbow Minerals Ltd. #	6,587
319	Assore Ltd. #	3,491
2,324	Bidvest Group Ltd. #	62,930
2,566	Coronation Fund Managers Ltd. #	20,763
2,734	Discovery Ltd. #	28,089
30,153	FirstRand Ltd. #	138,760
1,817	Foschini Group Ltd. #	27,043
702	Kumba Iron Ore Ltd. † #	9,024
9,639	Life Healthcare Group Holdings Ltd. #	33,607
942	Massmart Holdings Ltd. #	11,632
2,784	Mr. Price Group Ltd. #	59,607
14,418	MTN Group Ltd. † #	243,302
7,198	Netcare Ltd. #	24,710
1,993	Pick n Pay Stores Ltd. #	8,127
6,251	RMB Holdings Ltd. #	35,996
16,559	Sanlam Ltd. #	106,832
5,002	Sasol Ltd. #	169,063
4,039	Shoprite Holdings Ltd. #	54,665
1,937	Spar Group Ltd. #	30,111
1,182	Tiger Brands Ltd. #	29,773
Number of Shares		Value

South Africa: (continued)
4,498	Truworths International Ltd. #	$32,684
3,960	Vodacom Group Ltd. #	43,300
		1,180,096
South Korea: 11.6%
24	Amorepacific Corp. #	72,516
720	Cheil Worldwide, Inc. * #	15,598
318	Dongbu Insurance Co. Ltd. #	14,159
324	Halla Visteon Climate Control Corp. #	11,189
133	Hyundai Glovis Co. Ltd. #	27,038
531	Hyundai Mobis Co. Ltd. #	117,619
124	Hyundai Wia Corp. #	15,791
907	Kangwon Land, Inc. #	28,285
201	KEPCO Plant Service & Engineering Co. Ltd. #	17,658
789	KT&G Corp. #	63,085
74	LG Household & Health Care Ltd.	56,094
314	NAVER Corp. #	189,437
118	NCsoft Corp. #	19,268
422	Samsung Electronics Co. Ltd. #	547,230
473	Woongjin Coway Co. Ltd. #	38,930
		1,233,897
Spain: 0.1%
1,427	Cemex Latam Holdings SA (COP) *	7,416
Taiwan: 12.9%
2,099	Advantech Co. Ltd. #	15,961
6,000	Asustek Computer, Inc. #	60,318
4,010	Chicony Electronics Co. Ltd. #	11,220
16,000	Delta Electronics, Inc. #	100,823
2,040	Eclat Textile Co. Ltd. #	26,732
12,000	Far EasTone Telecommunications Co. Ltd. #	28,949
2,000	Giant Manufacturing Co. Ltd. #	19,294
20,000	Inotera Memories, Inc. * #	26,547
2,000	Largan Precision Co. Ltd. #	171,936
12,000	MediaTek, Inc. #	162,069
2,050	Merida Industry Co. Ltd. #	16,094
6,000	Novatek Microelectronics Corp. Ltd. #	30,966
2,000	Phison Electronics Corp. #	16,573
6,000	President Chain Store Corp. #	45,097
4,000	Radiant Opto-Electronics Corp. #	12,422
2,000	Simplo Technology Co. Ltd. #	10,053
2,090	Standard Foods Corp. #	5,380
16,000	Taiwan Mobile Co. Ltd. #	55,938
120,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	557,707
2,000	Transcend Information, Inc. #	7,081
		1,381,160
Thailand: 1.2%
11,000	Advanced Info Service PCL (NVDR) #	79,941
11,400	BEC World PCL (NVDR) #	14,360
3,200	Bumrungrad Hospital PCL (NVDR) #	14,937
4,400	Delta Electronics PCL (NVDR) #	10,172
29,612	Home Product Center PCL (NVDR) #	7,413
		126,823
Turkey: 0.7%
2,511	BIM Birlesik Magazalar AS #	44,527
498	Ford Otomotiv Sanayi AS #	6,420
1,065	Tupras-Turkiye Petrol Rafinerileri AS * #	25,254
		76,201

See Notes to Financial Statements

14

Number of Shares		Value

United States: 0.4%
1,286	Southern Copper Corp.	$37,525
Total Common Stocks (Cost: $10,088,454)		10,365,006
PREFERRED STOCKS: 2.0%
Brazil: 1.2%
1,100	AES Tiete SA	5,920
6,500	Cia Energetica de Minas Gerais	26,072
28,403	Itausa - Investimentos Itau SA	88,690
		120,682
Chile: 0.1%
758	Sociedad Quimica y Minera de Chile SA #	13,782
South Korea: 0.7%
78	Samsung Electronics Co. Ltd. #	77,451
Total Preferred Stocks (Cost: $242,104)		211,915
PARTICIPATORY NOTE: 1.1% (Cost: $101,929)
Luxembourg: 1.1%
2,753	Merrill Lynch Intl & Co. Tata Consultancy Services Ltd., 01/08/19 (USD) #	112,174
RIGHTS: 0.0% (Cost: $0)
South Africa: 0.0%
256	Discovery Ltd. Rights (ZAR 90.00, expiring 04/02/15) * #	735
Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $10,432,487)		10,689,830
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1%
(Cost: $120,779)
Repurchase Agreement: 1.1%
$120,779	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $120,779; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $123,195 including accrued interest)	$120,779
Total Investments: 101.3% (Cost: $10,553,266)		10,810,609
Liabilities in excess of other assets: (1.3)%		(137,998)
NET ASSETS: 100.0%		$10,672,611

ADR	American Depositary Receipt
COP	Colombian Peso
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
ZAR	South African Rand
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $113,584.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,440,523 which represents 88.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

15

MSCI EMERGING MARKETS QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.1%	$1,074,451
Consumer Staples	16.2	1,736,014
Energy	4.8	512,507
Financials	11.6	1,240,861
Health Care	3.9	414,948
Industrials	2.6	280,469
Information Technology	34.7	3,708,657
Materials	2.3	250,933
Telecommunication Services	12.3	1,310,511
Utilities	1.5	160,479
	100.0%	$10,689,830

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$622,691	$—	$—	$622,691
Chile	—	11,109	—	11,109
China / Hong Kong	14,632	2,166,479	—	2,181,111
Colombia	29,195	—	—	29,195
Egypt	—	61,848	—	61,848
Greece	—	15,373	—	15,373
India	40,214	1,380,016	—	1,420,230
Indonesia	—	847,884	—	847,884
Malaysia	—	218,585	—	218,585
Mexico	273,954	—	—	273,954
Philippines	—	127,754	—	127,754
Poland	—	103,362	—	103,362
Qatar	—	75,556	—	75,556
Russia	46,904	286,332	—	333,236
South Africa	—	1,180,096	—	1,180,096
South Korea	56,094	1,177,803	—	1,233,897
Spain	7,416	—	—	7,416
Taiwan	—	1,381,160	—	1,381,160
Thailand	—	126,823	—	126,823
Turkey	—	76,201	—	76,201
United States	37,525	—	—	37,525
Preferred Stocks
Brazil	120,682	—	—	120,682
Chile	—	13,782	—	13,782
South Korea	—	77,451	—	77,451
Participatory Note*	—	112,174	—	112,174
Rights*	—	735	—	735
Repurchase Agreement	—	120,779	—	120,779
Total	$1,249,307	$9,561,302	$—	$10,810,609

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $95,905 and transfers from Level 2 to Level 1 were $25,884. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

16

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.6%
Brazil: 4.4%
3,850	BB Seguridade Participacoes SA	$39,511
9,950	BM&F Bovespa SA	34,743
4,850	CCR SA	24,735
1,150	CETIP SA	11,460
1,900	Cia de Saneamento Basico do Estado de Sao Paulo	10,528
3,900	Cielo SA	55,753
1,650	Duratex SA	4,491
950	Natura Cosmeticos SA	7,996
1,300	Odontoprev SA	4,421
600	Porto Seguro SA	6,711
900	Tractebel Energia SA	9,940
500	Transmissora Alianca de Energia Eletrica SA	3,276
		213,565
Chile: 0.4%
130,533	Banco de Chile	14,655
652	Entel Chile SA	6,750
		21,405
China / Hong Kong: 37.0%
119,000	Agricultural Bank of China Ltd. #	58,913
6,000	ANTA Sports Products Ltd.	10,974
438,000	Bank of China Ltd. #	253,184
14,000	China Communications Services Corp. Ltd. #	6,210
335,000	China Construction Bank Corp. #	278,031
34,400	China Minsheng Banking Corp. Ltd. #	41,948
20,500	China Mobile Ltd. #	267,150
140,000	China Petroleum & Chemical Corp. #	111,562
18,500	China Shenhua Energy Co. Ltd. #	47,185
7,300	China Vanke Co. Ltd. * #	17,300
99,000	CNOOC Ltd. #	139,714
10,000	COSCO Pacific Ltd. #	13,098
27,733	Country Garden Holdings Co. Ltd. #	11,185
5,600	Guangzhou R&F Properties Co. Ltd. #	5,754
378,000	Industrial & Commercial Bank of China Ltd. #	279,585
6,000	Jiangsu Expressway Co. Ltd. #	8,057
7,000	Jiangxi Copper Co. Ltd. (Class H) #	13,010
8,000	Lee & Man Paper Manufacturing Ltd. #	3,869
116,000	PetroChina Co. Ltd. (Class H) #	128,811
20,000	PICC Property & Casualty Co. Ltd. #	39,485
7,500	Shimao Property Holdings Ltd. #	15,736
18,500	Sino-Ocean Land Holdings Ltd. #	11,191
6,500	Sinopec Engineering Group Co. Ltd. #	5,630
10,000	Soho China Ltd. #	6,811
37,240	Yuexiu Property Co. Ltd. #	7,307
		1,781,700
Colombia: 0.5%
27,217	Ecopetrol SA	20,693
4,511	Isagen SA ESP	5,296
		25,989
Czech Republic: 0.4%
84	Komercni Banka AS #	18,104
Hungary: 0.2%
231	MOL Hungarian Oil & Gas Plc #	10,012
Number of Shares		Value

India: 1.2%
2,482	Cairn India Ltd. #	$8,495
2,787	Coal India Ltd. #	16,141
9,097	NTPC Ltd. #	21,350
663	Oil India Ltd. #	4,820
1,634	Rural Electrification Corp. Ltd. #	8,711
		59,517
Indonesia: 1.0%
79,400	Adaro Energy Tbk PT #	5,754
2,200	Indo Tambangraya Megah Tbk PT #	2,836
8,100	Indocement Tunggal Prakarsa Tbk PT #	13,566
60,200	Perusahaan Gas Negara Tbk PT #	22,065
4,400	Tambang Batubara Bukit Asam Tbk PT #	3,608
		47,829
Malaysia: 4.4%
6,000	Alliance Financial Group Bhd #	7,752
10,800	AMMB Holdings Bhd #	18,525
14,200	Axiata Group Bhd #	27,128
700	British American Tobacco Malaysia Bhd #	12,976
17,200	DiGi.com Bhd #	29,237
7,000	Felda Global Ventures Holdings Bhd #	4,096
16,000	IOI Corp. Bhd #	19,829
2,300	Lafarge Malaysia Bhd	6,117
25,250	Malayan Banking Bhd #	63,613
6,072	Telekom Malaysia Bhd #	11,888
3,200	UMW Holdings Bhd #	9,377
		210,538
Mexico: 0.8%
10,100	Grupo Financiero Santander Mexico, SAB de CV	22,110
8,450	Kimberly-Clark de Mexico, SAB de CV	17,677
		39,787
Philippines: 0.2%
8,100	Aboitiz Power Corp. #	8,059
Poland: 2.6%
180	Bank Handlowy w Warszawie SA #	5,139
724	Bank Pekao SA #	35,057
1,142	Energa SA #	7,488
4,641	Polska Grupa Energetyczna SA #	25,485
310	Powszechny Zaklad Ubezpieczen SA #	39,977
2,920	Synthos SA #	3,383
5,800	Tauron Polska Energia SA #	6,738
		123,267
Qatar: 1.9%
834	Industries Qatar QSC #	31,788
152	Qatar Electricity & Water Co. QSC #	8,140
965	Qatar National Bank SAQ #	51,276
		91,204
Russia: 9.4%
65,293	Gazprom OAO (USD) * #	155,535
2,815	Lukoil OAO (USD) * #	130,819
513	MegaFon OAO (GDR) # Reg S	8,164
306	MMC Norilsk Nickel OJSC (USD) * #	54,758
2,850	Mobile TeleSystems OJSC (ADR)	28,785
7,542	Moscow Exchange (USD) #	8,934
6,288	Rosneft OAO (USD) * #	27,209
7,812	Tatneft OAO (USD) * #	38,493
		452,697

See Notes to Financial Statements

17

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

Number of Shares		Value

South Africa: 15.5%
598	African Rainbow Minerals Ltd. #	$4,869
1,871	Barclays Africa Group Ltd. #	28,544
1,254	Coronation Fund Managers Ltd. #	10,147
790	Exxaro Resources Ltd. #	6,530
17,105	FirstRand Ltd. #	78,715
1,102	Foschini Group Ltd. #	16,402
1,032	Imperial Holdings Ltd. #	16,379
355	Kumba Iron Ore Ltd. † #	4,563
5,628	MMI Holdings Ltd.	15,245
9,176	MTN Group Ltd. † #	154,844
3,285	Nampak Ltd. #	11,017
1,102	Nedbank Group Ltd. #	21,606
3,005	PPC Ltd. #	4,545
3,894	RMB Holdings Ltd. #	22,423
10,158	Sanlam Ltd. #	65,535
3,051	Sasol Ltd. #	103,121
908	Spar Group Ltd. #	14,115
6,695	Standard Bank Group Ltd. #	92,615
2,098	Truworths International Ltd. #	15,245
2,052	Vodacom Group Ltd. #	22,437
5,130	Woolworths Holdings Ltd. #	36,409
		745,306
South Korea: 1.3%
606	KT&G Corp. #	48,453
53	SK Telecom Co. Ltd. #	13,042
		61,495
Taiwan: 11.5%
35,000	Advanced Semiconductor Engineering, Inc. #	47,395
12,240	Asia Cement Corp. #	15,379
4,000	Asustek Computer, Inc. #	40,212
9,000	Cheng Shin Rubber Industry Co. Ltd. #	20,659
3,015	Chicony Electronics Co. Ltd. #	8,436
3,000	China Motor Corp. #	2,596
21,000	Chunghwa Telecom Co. Ltd. #	67,114
10,000	Delta Electronics, Inc. #	63,014
17,340	Far Eastern New Century Corp. #	17,874
9,000	Far EasTone Telecommunications Co. Ltd. #	21,712
13,000	Inventec Corp. #	9,388
12,060	Lite-On Technology Corp. #	15,601
3,000	Novatek Microelectronics Corp. Ltd. #	15,483
1,000	Phison Electronics Corp. #	8,287
15,000	Quanta Computer, Inc. #	36,205
2,000	Radiant Opto-Electronics Corp. #	6,211
3,000	Realtek Semiconductor Corp. #	9,555
4,000	Ruentex Development Co. Ltd. #	6,131
3,000	Ruentex Industries Ltd. #	6,565
2,000	Simplo Technology Co. Ltd. #	10,053
7,000	Synnex Technology International Corp. #	9,446
18,000	Taiwan Cement Corp. #	25,333
9,000	Taiwan Mobile Co. Ltd. #	31,465
10,000	Teco Electric and Machinery Co. Ltd. #	9,504
1,000	Transcend Information, Inc. #	3,541
12,260	Wistron Corp. #	10,403
8,000	WPG Holdings Ltd. #	10,294
48,000	Yuanta Financial Holding Co. Ltd. #	24,131
		551,987
Thailand: 4.1%
5,700	Advanced Info Service PCL (NVDR) #	41,424
1,400	Bangkok Bank PCL #	7,978
1,700	Bangkok Bank PCL (NVDR) #	9,632
Number
of Shares		Value

Thailand: (continued)
5,400	BEC World PCL (NVDR) #	$6,802
2,800	Delta Electronics PCL (NVDR) #	6,473
2,800	Glow Energy PCL (NVDR) #	7,375
19,300	Krung Thai Bank PCL (NVDR) #	13,521
7,700	PTT Exploration & Production PCL (NVDR) #	25,784
9,200	PTT Global Chemical PCL (NVDR) #	14,768
5,500	PTT PCL (NVDR) #	54,559
4,500	Thai Oil PCL (NVDR) #	7,182
		195,498
Turkey: 0.2%
1,305	Arcelik AS #	7,525
690	Tofas Turk Otomobil Fabrikasi AS #	4,177
		11,702
United Arab Emirates: 0.6%
5,452	Dubai Islamic Bank #	9,172
4,965	First Gulf Bank PJSC #	19,719
		28,891
Total Common Stocks (Cost: $4,869,879)		4,698,552
PREFERRED STOCKS: 2.2%
Brazil: 1.6%
4,150	Cia Energetica de Minas Gerais	16,646
550	Cia Paranaense de Energia	5,791
17,729	Itausa - Investimentos Itau SA	55,360
		77,797
Russia: 0.6%
38,237	Surgutneftegas OJSC (USD) * #	29,216
Total Preferred Stocks (Cost: $135,597)		107,013

Principal Amount
CORPORATE BOND: 0.1% (Cost: $1,821)
India: 0.1%
$113,712	NTPC Ltd. 8.49%, 03/25/25	1,851
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $5,007,297)		4,807,416
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.2%
(Cost: $152,548)
Repurchase Agreement: 3.2%
152,548	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $152,549; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $155,599 including accrued interest)	152,548
Total Investments: 103.1% (Cost: $5,159,845)		4,959,964
Liabilities in excess of other assets: (3.1)%		(147,157)
NET ASSETS: 100.0%		$4,812,807

See Notes to Financial Statements

18

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $143,453.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,365,901 which represents 90.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.2%	$153,110
Consumer Staples	2.6	125,142
Energy	22.4	1,078,079
Financials	39.4	1,893,182
Health Care	0.1	4,421
Industrials	2.3	110,686
Information Technology	7.6	365,750
Materials	3.7	179,668
Telecommunication Services	15.4	737,350
Utilities	3.3	160,028
	100.0%	$4,807,416

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$213,565	$—		$213,565
Chile	21,405	—	—	21,405
China / Hong Kong	10,974	1,770,726	—	1,781,700
Colombia	25,989	—	—	25,989
Czech Republic	—	18,104	—	18,104
Hungary	—	10,012	—	10,012
India	—	59,517	—	59,517
Indonesia	—	47,829	—	47,829
Malaysia	6,117	204,421	—	210,538
Mexico	39,787	—	—	39,787
Philippines	—	8,059	—	8,059
Poland	—	123,267	—	123,267
Qatar	—	91,204	—	91,204
Russia	28,785	423,912	—	452,697
South Africa	15,245	730,061	—	745,306
South Korea	—	61,495	—	61,495
Taiwan	—	551,987	—	551,987
Thailand	—	195,498	—	195,498
Turkey	—	11,702	—	11,702
United Arab Emirates	—	28,891	—	28,891
Preferred Stocks
Brazil	77,797	—	—	77,797
Russia	—	29,216	—	29,216
Corporate Bond*	—	1,851	—	1,851
Repurchase Agreement	—	152,548	—	152,548
Total	$439,664	$4,520,300	$—	$4,959,964

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 2 to Level 1 were $25,456. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

19

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 98.2%
Australia: 5.1%
2,999	BHP Billiton Ltd. #	$69,919
1,920	BHP Billiton Plc (GBP) #	42,166
1,492	Brambles Ltd. #	13,087
63	Cochlear Ltd. #	4,344
633	CSL Ltd. #	44,420
59	Flight Centre Travel Group Ltd. #	1,781
1,879	Fortescue Metals Group Ltd. † #	2,790
119	Ramsay Health Care Ltd. #	6,094
78	REA Group Ltd. #	2,866
345	Seek Ltd. #	4,487
4,872	Telstra Corp. Ltd. #	23,458
287	TPG Telecom Ltd. #	1,998
1,417	Woolworths Ltd. #	31,828
		249,238
Belgium: 0.2%
162	Belgacom SA #	5,662
76	Colruyt SA #	3,304
		8,966
Brazil: 1.8%
5,718	Ambev SA	33,008
1,200	BB Seguridade Participacoes SA	12,315
850	CCR SA	4,335
250	CETIP SA	2,491
950	Cielo SA	13,581
300	Estacio Participacoes SA	1,740
150	Lojas Renner SA	4,261
50	M Dias Branco SA	1,347
150	Natura Cosmeticos SA	1,262
100	Porto Seguro SA	1,119
550	Souza Cruz SA	4,371
150	Totvs SA	1,713
150	Tractebel Energia SA	1,657
150	Via Varejo SA *	769
270	WEG SA	2,686
		86,655
Canada: 3.2%
409	Alimentation Couche Tard, Inc.	16,299
834	Canadian National Railway Co.	55,855
445	Canadian Oil Sands Ltd.	3,461
267	CI Financial Corp.	7,465
172	Dollarama, Inc.	9,615
226	Gildan Activewear, Inc.	6,663
290	Imperial Oil Ltd.	11,575
241	Metro, Inc.	6,531
775	Potash Corp of Saskatchewan, Inc.	24,985
229	Restaurant Brands International, Inc.	8,780
240	Saputo, Inc.	6,596
		157,825
Chile: 0.0%
134	Cia Cervecerias Unidas SA #	1,394
China / Hong Kong: 9.3%
1,000	AAC Technologies Holdings, Inc. #	6,173
1,000	Anta Sports Products Ltd.	1,829
1,000	Anhui Conch Cement Co. Ltd. #	3,776
5,000	Belle International Holdings Ltd. #	5,836
4,000	Brilliance China Automotive Holdings Ltd. #	7,700
1,000	Cheung Kong Infrastructure Holdings Ltd. #	8,588
Number
of Shares		Value

China / Hong Kong: (continued)
2,000	China Communications Services Corp. Ltd. #	$887
1,000	China Medical System Holdings Ltd. #	1,540
6,000	China Mobile Ltd. #	78,190
4,000	China Overseas Land & Investment Ltd. #	12,917
3,000	China Shenhua Energy Co. Ltd. #	7,652
900	Chongqing Changan Automobile Co. Ltd. #	2,457
16,000	CNOOC Ltd. #	22,580
2,000	Dongfeng Motor Group Co. Ltd. #	3,199
3,000	Galaxy Entertainment Group Ltd. #	13,620
5,000	Geely Automobile Holdings Ltd. #	2,568
1,500	Great Wall Motor Co. Ltd. #	10,574
2,000	Guangdong Investment Ltd. #	2,623
1,000	Haier Electronics Group Co. Ltd. #	2,617
1,000	Haitian International Holdings Ltd. #	2,296
12,000	Hanergy Thin Film Power Group Ltd. * † #	10,805
700	Hang Seng Bank Ltd. #	12,669
500	Hengan International Group Co. Ltd. #	6,018
1,200	Hong Kong Exchanges and Clearing Ltd. #	29,413
1,000	Kingsoft Corp. Ltd. #	2,929
8,000	Lenovo Group Ltd. #	11,657
1,500	Power Assets Holdings Ltd. #	15,311
3,200	Sands China Ltd. #	13,232
1,000	Shenzhou International Group Holdings Ltd. #	4,513
4,000	Sihuan Pharmaceutical Holdings Group Ltd. #	2,275
4,000	Sino Biopharmaceutical Ltd. #	4,047
1,000	Sinopec Engineering Group Co. Ltd. #	866
2,000	SJM Holdings Ltd. #	2,612
2,500	Sun Art Retail Group Ltd. #	2,178
6,500	Tencent Holdings Ltd. #	123,428
8,000	Want Want China Holdings Ltd. #	8,513
1,600	Wynn Macau Ltd. #	3,458
1,800	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,656
500	Zhuzhou CSR Times Electric Co. Ltd. #	3,289
		456,491
Colombia: 0.1%
4,882	Ecopetrol SA	3,712
Denmark: 4.1%
163	Coloplast AS #	12,301
2,964	Novo Nordisk AS #	158,062
274	Novozymes AS #	12,495
160	Pandora AS † #	14,552
21	Tryg AS #	2,467
25	William Demant Holding AS *	2,120
		201,997
Egypt: 0.2%
1,056	Commercial International Bank Egypt SAE #	7,784
Finland: 0.7%
147	Elisa OYJ #	3,687
459	Kone OYJ #	20,329
137	Orion OYJ #	3,857
159	Wartsila OYJ Abp #	7,024
		34,897

See Notes to Financial Statements

20

Number
of Shares		Value

France: 2.3%
253	Bureau Veritas SA #	$5,422
117	Dassault Systemes #	7,909
188	Essilor International SA #	21,560
252	Legrand SA #	13,634
243	L’Oreal SA #	44,706
178	Publicis Groupe SA #	13,718
30	Societe BIC SA #	4,266
		111,215
Germany: 2.6%
102	Beiersdorf AG #	8,834
102	Continental AG #	23,993
114	Henkel AG & Co. KGaA #	11,750
78	Hugo Boss AG #	9,465
960	SAP SE #	69,306
143	United Internet AG #	6,483
		129,831
Greece: 0.0%
208	OPAP SA #	1,939
India: 4.1%
43	ACC Ltd. #	1,074
688	Ambuja Cements Ltd. #	2,807
401	Asian Paints Ltd. #	5,202
136	Aurobindo Pharma Ltd. #	2,657
115	Bajaj Auto Ltd. #	3,707
309	Cipla Ltd. #	3,517
1,012	Coal India Ltd. #	5,861
742	Dabur India Ltd. #	3,147
51	Divi’s Laboratories Ltd. #	1,456
134	Dr. Reddy’s Laboratories Ltd. #	7,512
277	GAIL India Ltd. #	1,720
14	GlaxoSmithKline Consumer Healthcare Ltd.	1,409
118	Godrej Consumer Products Ltd. #	1,961
698	HCL Technologies Ltd. #	10,904
73	Hero MotoCorp Ltd. #	3,082
1,108	Hindustan Unilever Ltd. #	15,476
1,147	Infosys Ltd. #	40,362
3,248	ITC Ltd. #	16,885
32	Nestle India Ltd. #	3,552
751	Oil and Natural Gas Corp. Ltd. #	3,676
110	Oil India Ltd. #	800
992	Sun Pharmaceuticals Industries Ltd. #	16,232
692	Tata Consultancy Services Ltd. #	28,196
715	Tata Motors Ltd. #	6,240
364	Tech Mahindra Ltd.	3,663
738	Wipro Ltd. #	7,420
576	Zee Entertainment Enterprises Ltd. #	3,145
		201,663
Indonesia: 2.2%
400	Astra Agro Lestari Tbk PT #	742
20,800	Astra International Tbk PT #	13,623
14,600	Bank Central Asia Tbk PT #	16,547
9,900	Bank Mandiri Persero Tbk PT #	9,441
7,100	Bank Negara Indonesia Persero Tbk PT #	3,920
13,300	Bank Rakyat Indonesia Tbk PT #	13,490
8,200	Bumi Serpong Damai Tbk PT #	1,337
8,100	Charoen Pokphand Indonesia Tbk PT #	2,195
400	Gudang Garam Tbk PT #	1,560
500	Indo Tambangraya Megah Tbk PT #	645
Number
of Shares		Value

Indonesia: (continued)
1,800	Indocement Tunggal Prakarsa Tbk PT #	$3,015
1,200	Indofood Cbp Sukses Makmur Tbk PT #	1,345
25,500	Kalbe Farma Tbk PT #	3,638
5,400	Media Nusantara Citra Tbk PT #	1,182
14,300	Perusahaan Gas Negara Tbk PT #	5,241
3,700	Semen Gresik Persero Tbk PT #	3,858
8,300	Surya Citra Media Tbk PT #	2,154
1,000	Tambang Batubara Bukit Asam Tbk PT #	820
58,100	Telekomunikasi Indonesia Persero Tbk PT #	12,811
2,200	Unilever Indonesia Tbk PT #	6,665
1,700	United Tractors Tbk PT #	2,829
		107,058
Ireland: 1.4%
166	Kerry Group Plc #	11,146
744	Shire Plc (GBP) #	59,358
		70,504
Japan: 2.8%
100	Calbee, Inc. #	4,342
100	Colopl, Inc. #	2,156
100	Daito Trust Construction Co. Ltd. #	11,168
600	Fuji Heavy Industries Ltd. #	19,919
200	Japan Airlines Co. Ltd. #	6,222
1,100	Japan Tobacco, Inc. #	34,779
400	JGC Corp. #	7,944
200	Kakaku.com, Inc. #	3,319
100	Lawson, Inc. #	6,933
200	M3, Inc. #	4,243
600	Mitsubishi Motors Corp. #	5,411
50	Nitori Holdings Co. Ltd. #	3,385
100	Oracle Corp. #	4,304
100	Park24 Co. Ltd. #	2,046
100	Sanrio Co. Ltd. #	2,672
100	Sysmex Corp. #	5,545
100	Trend Micro, Inc. #	3,295
200	USS Co. Ltd. #	3,456
1,600	Yahoo Japan Corp. #	6,600
		137,739
Luxembourg: 0.2%
45	RTL Group SA #	4,322
432	Tenaris SA #	6,049
		10,371
Malaysia: 0.6%
841	Berjaya Sports Toto Bhd #	763
200	British American Tobacco Malaysia Bhd #	3,707
3,800	DiGi.com Bhd #	6,459
3,300	IOI Corp. Bhd #	4,090
2,100	Maxis Bhd #	4,070
2,500	Petronas Chemicals Group Bhd #	3,799
200	Petronas Dagangan Bhd #	1,080
700	Petronas Gas Bhd #	4,348
		28,316
Mexico: 1.7%
30,100	America Movil, SAB de CV	30,842
350	Arca Continental, SAB de CV *	2,155
1,150	Compartamos, SAB de CV *	2,064
150	El Puerto de Liverpool, SAB de CV *	1,772
750	Genomma Lab Internacional, SAB de CV *	702

See Notes to Financial Statements

21

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

Number
of Shares		Value

Mexico: (continued)
200	Grupo Aeroportuario del Sureste, SAB de CV *	$2,693
700	Grupo Carso, SAB de CV	2,913
2,450	Grupo Financiero Inbursa, SAB de CV	6,182
650	Grupo Lala, SAB de CV	1,321
3,400	Grupo Mexico, SAB de CV	10,054
1,750	Kimberly-Clark de Mexico, SAB de CV	3,661
250	Promotora y Operadora de Infraestructura, SAB de CV *	2,672
6,000	Wal-Mart de Mexico, SAB de CV	15,010
		82,041
New Zealand: 0.0%
407	Ryman Healthcare Ltd. #	2,389
Norway: 0.1%
210	Gjensidige Forsikring ASA #	3,622
Philippines: 0.3%
3,690	DMCI Holdings, Inc. #	1,279
470	Jollibee Foods Corp. #	2,311
12,000	Megaworld Corp. #	1,456
110	Philippine Long Distance Telephone Co. #	6,997
880	Universal Robina Corp. #	4,445
		16,488
Poland: 0.3%
87	Eurocash SA #	750
1	LPP SA #	1,865
27	NG2 SA #	1,301
67	Powszechny Zaklad Ubezpieczen SA #	8,640
		12,556
Portugal: 0.1%
297	Jeronimo Martins, SGPS SA #	3,733
Qatar: 0.4%
55	Gulf International Services QSC #	1,447
171	Industries Qatar QSC #	6,518
31	Qatar Electricity & Water Co. QSC #	1,660
161	Qatar National Bank SAQ #	8,555
		18,180
Russia: 0.9%
1,860	Alrosa AO (USD) * #	2,306
312	Magnit OAO (GDR) # Reg S	15,878
114	MegaFon OAO (GDR) # Reg S	1,814
600	Mobile TeleSystems OJSC (ADR)	6,060
1,378	Moscow Exchange (USD) #	1,632
100	Novatek OAO (GDR) # Reg S	7,464
1,461	Tatneft OAO (USD) * #	7,199
		42,353
Singapore: 1.0%
1,400	Keppel Corp. Ltd. #	9,177
900	Sembcorp Industries Ltd. #	2,764
900	Sembcorp Marine Ltd. #	1,911
1,200	Singapore Exchange Ltd. #	7,119
1,900	Singapore Technologies Engineering Ltd. #	4,821
7,400	Singapore Telecommunications Ltd. #	23,625
		49,417
South Africa: 3.1%
102	African Rainbow Minerals Ltd. #	830
40	Assore Ltd. #	438
295	Bidvest Group Ltd. #	7,988
Number
of Shares		Value

South Africa: (continued)
322	Coronation Fund Managers Ltd. #	$2,605
343	Discovery Ltd. #	3,524
3,939	FirstRand Ltd. #	18,127
224	Foschini Group Ltd. #	3,334
166	Imperial Holdings Ltd. #	2,635
89	Kumba Iron Ore Ltd. † #	1,144
1,225	Life Healthcare Group Holdings Ltd. #	4,271
120	Massmart Holdings Ltd. #	1,482
350	Mr. Price Group Ltd. #	7,494
1,825	MTN Group Ltd. † #	30,797
927	Netcare Ltd. #	3,182
256	Pick n Pay Stores Ltd. #	1,044
253	Resilient Property Income Fund Ltd. #	2,169
783	RMB Holdings Ltd. #	4,509
2,080	Sanlam Ltd. #	13,419
628	Sasol Ltd. #	21,226
508	Shoprite Holdings Ltd. #	6,875
242	Spar Group Ltd. #	3,762
150	Tiger Brands Ltd. #	3,778
562	Truworths International Ltd. #	4,084
500	Vodacom Group Ltd. #	5,467
		154,184
South Korea: 4.8%
90	Cheil Worldwide, Inc. * #	1,950
40	Dongbu Insurance Co. Ltd. #	1,781
41	Halla Visteon Climate Control Corp. #	1,416
20	Hyundai Glovis Co. Ltd. #	4,066
67	Hyundai Mobis Co. Ltd. #	14,841
16	Hyundai Wia Corp. #	2,038
113	Kangwon Land, Inc. #	3,524
25	KEPCO Plant Service & Engineering Co. Ltd. #	2,196
245	Kia Motors Corp. #	9,956
7	Korea Zinc Co. Ltd. #	2,677
99	KT&G Corp. #	7,916
9	LG Household & Health Care Ltd.	6,822
39	NAVER Corp. #	23,529
15	NCsoft Corp. #	2,449
17	S-1 Corp. #	1,284
113	Samsung Electronics Co. Ltd. #	146,533
61	Woongjin Coway Co. Ltd. #	5,021
		237,999
Spain: 1.0%
178	Cemex Latam Holdings SA (COP) *	925
1,402	Inditex SA #	44,960
254	Zardoya Otis SA #	3,274
		49,159
Sweden: 2.9%
328	Alfa Laval AB #	6,433
297	Assa Abloy AB #	17,667
798	Atlas Copco AB #	25,799
463	Atlas Copco AB #	13,653
323	Elekta AB †	2,901
1,394	Hennes & Mauritz AB #	56,404
121	ICA Gruppen AB #	4,050
291	Investment AB Kinnevik #	9,701
352	Skanska AB #	7,881
		144,489

See Notes to Financial Statements

22

Number
of Shares		Value

Switzerland: 14.4%
1,978	ABB Ltd. * #	$41,983
139	Actelion Ltd. * #	16,040
1	Chocoladefabriken Lindt & Sprungli AG #	5,355
522	Cie Financiere Richemont SA #	41,965
10	EMS-Chemie Holding AG #	4,069
51	Geberit AG #	19,095
71	Kuehne + Nagel International AG #	10,547
3,065	Nestle SA #	230,921
25	Partners Group Holding AG #	7,457
840	Roche Holding AG #	230,944
50	Schindler Holding AG - Participation Certificate #	8,302
23	Schindler Holding AG - Registered Shares #	3,760
7	SGS SA #	13,353
23	Swisscom AG #	13,344
91	Syngenta AG #	30,931
34	The Swatch Group AG - Bearer Shares #	14,386
54	The Swatch Group AG - Registered Shares #	4,528
251	Wolseley Plc (GBP) #	14,846
		711,826
Taiwan: 4.2%
1,000	Asustek Computer, Inc. #	10,053
1,000	Catcher Technology Co. Ltd. #	10,458
2,000	Cheng Shin Rubber Industry Co. Ltd. #	4,591
1,005	Chicony Electronics Co. Ltd. #	2,812
2,000	Delta Electronics, Inc. #	12,603
2,000	Far EasTone Telecommunications Co. Ltd. #	4,825
3,000	Inotera Memories, Inc. * #	3,982
1,000	MediaTek, Inc. #	13,506
1,000	Novatek Microelectronics Corp. Ltd. #	5,161
1,000	President Chain Store Corp. #	7,516
1,000	Ruentex Development Co. Ltd. #	1,533
2,000	Taiwan Mobile Co. Ltd. #	6,992
27,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	125,484
		209,516
Thailand: 0.5%
1,400	Advanced Info Service PCL (NVDR) #	10,174
1,400	BEC World PCL (NVDR) #	1,763
400	Bumrungrad Hospital PCL (NVDR) #	1,867
600	Delta Electronics PCL (NVDR) #	1,387
3,798	Home Product Center PCL (NVDR) #	951
1,500	Siam Commercial Bank PCL (NVDR) #	8,204
		24,346
Turkey: 0.3%
314	BIM Birlesik Magazalar AS #	5,568
64	Ford Otomotiv Sanayi AS #	825
125	Tofas Turk Otomobil Fabrikasi AS #	757
138	Tupras-Turkiye Petrol Rafinerileri AS * #	3,272
529	Turk Telekomunikasyon AS #	1,404
782	Turkcell Iletisim Hizmetleri AS * #	4,015
		15,841
Number
of Shares		Value

United Kingdom: 21.2%
1,120	Aberdeen Asset Management Plc #	$7,625
288	Admiral Group Plc #	6,526
297	Aggreko Plc #	6,723
397	AMEC Plc #	5,314
1,206	AstraZeneca Plc #	82,815
4,068	BAE Systems Plc #	31,549
2,066	British American Tobacco Plc #	107,065
402	Bunzl Plc #	10,907
583	Burberry Group Plc #	14,983
654	Capita Plc #	10,819
4,780	Centrica Plc #	17,892
1,243	Cobham Plc #	5,604
2,181	Compass Group Plc #	37,889
177	Croda International Plc #	7,184
2,932	Diageo Plc #	81,084
181	EasyJet Plc #	5,041
347	Hargreaves Lansdown Plc #	5,923
554	ICAP Plc #	4,324
366	IMI Plc #	6,912
1,015	Imperial Tobacco Group Plc #	44,557
189	Intertek Group Plc #	7,006
4,660	ITV Plc #	17,460
213	Johnson Matthey Plc #	10,680
1,557	Marks & Spencer Group Plc #	12,323
729	Meggitt Plc #	5,930
136	Next Plc #	14,154
291	Petrofac Ltd. #	4,100
847	Reckitt Benckiser Group Plc #	72,816
992	Reed Elsevier NV #	24,690
1,678	Reed Elsevier Plc #	28,880
405	Rio Tinto Ltd. (AUD) #	17,602
1,251	Rio Tinto Plc #	51,626
1,761	Rolls-Royce Holdings Plc * #	24,856
131	Schroders Plc #	6,210
846	Smith & Nephew Plc #	14,436
436	Smiths Group Plc #	7,216
299	Sports Direct International Plc * #	2,689
507	Tate & Lyle Plc #	4,489
7,409	Tesco Plc #	26,466
1,321	The Sage Group Plc #	9,132
213	The Weir Group Plc #	5,379
2,132	Unilever NV (LDR) #	88,988
1,682	Unilever Plc #	70,231
188	Whitbread Plc #	14,609
862	William Hill Plc #	4,737
		1,047,441
United States: 0.1%
164	Southern Copper Corp.	4,786
Total Common Stocks (Cost: $4,847,873)		4,837,961

See Notes to Financial Statements

23

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

Number
of Shares		Value

PREFERRED STOCKS: 1.2%
Brazil: 0.3%
150	AES Tiete SA	$807
850	Cia Energetica de Minas Gerais	3,409
3,576	Itausa - Investimentos Itau SA	11,166
		15,382
Chile: 0.0%
97	Sociedad Quimica y Minera de Chile SA #	1,764
Germany: 0.5%
90	Fuchs Petrolub AG #	3,586
173	Henkel AG & Co. KGaA #	20,297
		23,883
South Korea: 0.4%
21	Samsung Electronics Co. Ltd. #	20,852
Total Preferred Stocks (Cost: $66,736)		61,881
RIGHTS: 0.0% (Cost: $0)
South Africa: 0.0%
32	Discovery Ltd. Rights (ZAR 90.00, expiring 04/02/15) * #	92
MONEY MARKET FUND: 0.1% (Cost: $3,121)
3,121	Dreyfus Government Cash Management Fund	3,121
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $4,917,730)		4,903,055
Principal
Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.2%
(Cost: $60,431)
Repurchase Agreement: 1.2%
$ 60,431	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $60,431; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $61,640 including accrued interest)	$60,431
Total Investments: 100.7% (Cost: $4,978,161)		4,963,486
Liabilities in excess of other assets: (0.7)%		(35,212)
NET ASSETS: 100.0%		$4,928,274

ADR	American Depositary Receipt
AUD	Australian Dollar
COP	Colombian Peso
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $57,007.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,523,804 which represents 91.8% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

24

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	13.2%	$645,724
Consumer Services	0.2	8,780
Consumer Staples	23.6	1,155,908
Energy	2.4	119,653
Financials	6.1	298,708
Health Care	14.8	724,325
Industrials	10.7	523,090
Information Technology	15.3	752,144
Materials	6.6	326,488
Telecommunication Services	5.8	283,578
Utilities	1.2	61,536
Money Market Fund	0.1	3,121
	100.0%	$4,903,055

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$249,238	$—	$249,238
Belgium	—	8,966	—	8,966
Brazil	86,655	—	—	86,655
Canada	157,825	—	—	157,825
Chile	—	1,394	—	1,394
China / Hong Kong	1,829	454,662	—	456,491
Colombia	3,712	—	—	3,712
Denmark	2,120	199,877	—	201,997
Egypt	—	7,784	—	7,784
Finland	—	34,897	—	34,897
France	—	111,215	—	111,215
Germany	—	129,831	—	129,831
Greece	—	1,939	—	1,939
India	5,072	196,591	—	201,663
Indonesia	—	107,058	—	107,058
Ireland	—	70,504	—	70,504
Japan	—	137,739	—	137,739
Luxembourg	—	10,371	—	10,371
Malaysia	—	28,316	—	28,316
Mexico	82,041	—	—	82,041
New Zealand	—	2,389	—	2,389
Norway	—	3,622	—	3,622
Philippines	—	16,488	—	16,488
Poland	—	12,556	—	12,556
Portugal	—	3,733	—	3,733
Qatar	—	18,180	—	18,180
Russia	6,060	36,293	—	42,353
Singapore	—	49,417	—	49,417
South Africa	—	154,184	—	154,184
South Korea	6,822	231,177	—	237,999
Spain	925	48,234	—	49,159
Sweden	2,901	141,588	—	144,489
Switzerland	—	711,826	—	711,826
Taiwan	—	209,516	—	209,516
Thailand	—	24,346	—	24,346
Turkey	—	15,841	—	15,841
United Kingdom	—	1,047,441	—	1,047,441
United States	4,786	—	—	4,786

See Notes to Financial Statements

25

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Stocks
Brazil	$15,382	$—	$—	$15,382
Chile	—	1,764	—	1,764
Germany	—	23,883	—	23,883
South Korea	—	20,852	—	20,852
Rights*	—	92	—	92
Money Market Fund	3,121	—	—	3,121
Repurchase Agreement	—	60,431	—	60,431
Total	$379,251	$4,584,235	$—	$4,963,486

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $40,029 and transfers from Level 2 to Level 1 were $10,442. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

26

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.0%
Australia: 8.7%
1,264	Amcor Ltd. #	$13,509
203	ASX Ltd. #	6,406
2,889	Australia & New Zealand Banking Group Ltd. #	80,615
472	Bendigo and Adelaide Bank Ltd. #	4,511
3,365	BHP Billiton Ltd. #	78,452
2,213	BHP Billiton Plc (GBP) #	48,601
60	Cochlear Ltd. #	4,137
1,631	Fortescue Metals Group Ltd. #	2,422
2,454	Insurance Australia Group Ltd. #	11,394
106	Leighton Holdings Ltd. #	1,704
577	Lend Lease Group #	7,310
399	Sonic Healthcare Ltd. #	6,218
1,348	Suncorp Group Ltd. #	13,865
1,515	Tatts Group Ltd. #	4,597
4,484	Telstra Corp. Ltd. #	21,590
714	Toll Holdings Ltd. #	4,818
1,177	Wesfarmers Ltd. #	39,423
777	Woodside Petroleum Ltd. #	20,418
1,323	Woolworths Ltd. #	29,717
218	WorleyParsons Ltd. #	1,582
		401,289
Austria: 0.1%
154	OMV AG #	4,220
Belgium: 0.1%
159	Belgacom SA #	5,557
Brazil: 0.7%
1,900	BM&FBOVESPA SA	6,634
950	CCR SA	4,845
200	CETIP SA	1,993
350	Cia de Saneamento Basico do Estado de Sao Paulo	1,939
750	Cielo SA	10,722
300	Duratex SA	817
250	EcoRodovias Infraestrutura e Logistica SA	703
200	Natura Cosmeticos SA	1,683
250	Odontoprev SA	850
100	Porto Seguro SA	1,119
150	Tractebel Energia SA	1,657
100	Transmissora Alianca de Energia Eletrica SA	655
		33,617
Canada: 10.3%
677	Bank of Montreal	40,572
1,275	Bank of Nova Scotia	63,966
150	BCE, Inc.	6,351
416	Canadian Imperial Bank of Commerce †	30,160
508	Canadian Oil Sands Ltd.	3,951
796	Cenovus Energy, Inc.	13,419
237	CI Financial Corp.	6,626
314	Great-West Lifeco, Inc.	9,079
361	Husky Energy, Inc.	7,368
106	IGM Financial, Inc.	3,767
869	Potash Corp of Saskatchewan, Inc.	28,015
389	Power Corp. of Canada	10,296
261	Power Financial Corp.	7,726
379	Rogers Communications, Inc.	12,688
Number
of Shares		Value

Canada: (continued)
1,511	Royal Bank of Canada	$90,958
414	Shaw Communications, Inc.	9,290
211	TELUS Corp.	7,009
1,930	Toronto-Dominion Bank	82,610
743	TransCanada Corp. †	31,773
112	Vermilion Energy, Inc.	4,709
		470,333
Chile: 0.2%
24,797	Banco de Chile	2,784
69,113	Banco Santander Chile	3,767
124	Entel Chile SA	1,284
		7,835
China / Hong Kong: 10.9%
23,000	Agricultural Bank of China Ltd. #	11,387
1,000	ANTA Sports Products Ltd.	1,829
83,000	Bank of China Ltd. #	47,978
4,000	BOC Hong Kong Holdings Ltd. #	14,265
9,000	China CITIC Bank Corp. Ltd. #	6,785
5,000	China Communications Construction Co. Ltd. #	7,045
2,000	China Communications Services Corp. Ltd. #	887
76,000	China Construction Bank Corp. #	63,076
5,000	China Merchants Bank Co. Ltd. #	12,208
6,600	China Minsheng Banking Corp. Ltd. #	8,048
6,500	China Mobile Ltd. #	84,706
26,000	China Petroleum & Chemical Corp. #	20,719
3,500	China Shenhua Energy Co. Ltd. #	8,927
1,400	China Vanke Co. Ltd. * #	3,318
3,000	Chongqing Rural Commercial Bank Co. Ltd. #	1,945
2,000	CLP Holdings Ltd. #	17,479
19,000	CNOOC Ltd. #	26,814
1,200	Guangzhou R&F Properties Co. Ltd. #	1,233
800	Hang Seng Bank Ltd. #	14,478
2,360	HKT Trust and HKT Ltd. #	3,040
77,000	Industrial & Commercial Bank of China Ltd. #	56,953
2,000	Jiangsu Expressway Co. Ltd. #	2,685
1,000	Jiangxi Copper Co. Ltd. (Class H) #	1,858
6,000	Li & Fung Ltd. #	5,859
2,000	NWS Holdings Ltd. #	3,331
4,000	PCCW Ltd. #	2,444
22,000	PetroChina Co. Ltd. (Class H) #	24,430
4,000	PICC Property & Casualty Co. Ltd. #	7,897
1,500	Power Assets Holdings Ltd. #	15,311
1,500	Shimao Property Holdings Ltd. #	3,147
4,000	Sino Land Co. Ltd. #	6,522
3,500	Sino-Ocean Land Holdings Ltd. #	2,117
1,000	Sinopec Engineering Group Co. Ltd. #	866
2,000	SJM Holdings Ltd. #	2,612
2,000	Soho China Ltd. #	1,362
1,600	Wynn Macau Ltd. #	3,458
2,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,840
1,000	Yue Yuen Industrial Holdings Ltd. #	3,538
		502,397

See Notes to Financial Statements

27

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

Number
of Shares		Value

Colombia: 0.1%
5,170	Ecopetrol SA	$3,931
857	Isagen SA ESP	1,006
		4,937
Czech Republic: 0.1%
16	Komercni Banka AS #	3,448
Denmark: 0.2%
851	TDC AS #	6,091
22	Tryg AS #	2,585
		8,676
Finland: 1.3%
149	Elisa OYJ #	3,738
465	Fortum OYJ #	9,730
118	Metso OYJ #	3,444
134	Neste Oil OYJ #	3,512
119	Nokian Renkaat OYJ #	3,542
105	Orion OYJ #	2,956
468	Sampo OYJ #	23,578
559	UPM-Kymmene OYJ #	10,847
		61,347
France: 8.2%
1,904	AXA SA #	47,866
176	Bouygues SA #	6,901
59	Casino Guichard Perrachon SA #	5,218
180	CNP Assurances #	3,151
161	Eutelsat Communications SA #	5,334
291	Rexel SA #	5,481
1,251	Sanofi #	123,404
161	SCOR SE #	5,424
2,243	Total SA #	111,363
495	Vinci SA #	28,248
1,272	Vivendi SA #	31,544
		373,934
Germany: 7.5%
479	Allianz SE #	83,066
41	Axel Springer SE #	2,417
962	BASF SE #	95,123
1,009	Daimler AG † #	96,786
63	Hannover Rueck SE #	6,502
181	Muenchener Rueckversicherungs Gesellschaft AG in Muenchen #	38,848
229	ProSiebenSat.1 Media AG #	11,188
474	TUI AG (GBP) #	8,322
		342,252
Hungary: 0.0%
144	MOL Hungarian Oil & Gas Plc #	1,907
India: 0.2%
471	Cairn India Ltd. #	1,612
728	Coal India Ltd. #	4,216
1,728	NTPC Ltd. #	4,056
126	Oil India Ltd. #	916
		10,800
Indonesia: 0.1%
15,100	Adaro Energy Tbk PT #	1,094
400	Indo Tambangraya Megah Tbk PT #	516
11,400	Perusahaan Gas Negara Tbk PT #	4,178
		5,788
Number
of Shares		Value

Israel: 0.1%
466	Israel Chemicals Ltd. #	$3,312
Italy: 1.4%
2,666	ENI SpA #	46,090
2,201	Snam SpA #	10,672
1,580	Terna Rete Elettrica Nazionale SpA #	6,949
		63,711
Japan: 2.4%
1,200	Canon, Inc. #	42,461
700	Daiichi Sankyo Co. Ltd. #	11,125
300	Eisai Co. Ltd. #	21,340
1,600	NTT DoCoMo, Inc. #	27,964
600	Sekisui House Ltd. #	8,713
		111,603
Luxembourg: 0.2%
318	SES SA (LDR) #	11,260
Malaysia: 1.0%
1,100	Alliance Financial Group Bhd #	1,421
100	British American Tobacco Malaysia Bhd #	1,854
5,278	CIMB Group Holdings Bhd #	8,860
3,300	DiGi.com Bhd #	5,609
1,300	Felda Global Ventures Holdings Bhd #	761
3,000	IOI Corp. Bhd #	3,718
400	Lafarge Malaysia Bhd	1,064
4,903	Malayan Banking Bhd #	12,352
2,000	Maxis Bhd #	3,876
1,151	Telekom Malaysia Bhd #	2,254
600	UMW Holdings Bhd #	1,758
		43,527
Mexico: 0.2%
1,900	Grupo Financiero Santander Mexico, SAB de CV	4,159
1,600	Kimberly-Clark de Mexico, SAB de CV	3,347
		7,506
Netherlands: 4.9%
1,898	Aegon NV (EUR) #	14,969
4,097	Royal Dutch Shell Plc (GBP) #	121,923
2,557	Royal Dutch Shell Plc (GBP) #	79,710
316	Wolters Kluwer NV (EUR) #	10,307
		226,909
New Zealand: 0.1%
384	Contact Energy Ltd. #	1,720
721	Fletcher Building Ltd. #	4,542
		6,262
Norway: 1.2%
210	Gjensidige Forsikring ASA #	3,622
854	Orkla ASA #	6,443
1,169	Statoil ASA #	20,661
787	Telenor ASA #	15,875
188	Yara International ASA #	9,541
		56,142
Philippines: 0.0%
1,500	Aboitiz Power Corp. #	1,492
Poland: 0.5%
34	Bank Handlowy w Warszawie SA #	971
138	Bank Pekao SA #	6,682
217	Energa SA #	1,423

See Notes to Financial Statements

28

Number
of Shares		Value

Poland: (continued)
882	Polska Grupa Energetyczna SA #	$4,843
59	Powszechny Zaklad Ubezpieczen SA #	7,609
555	Synthos SA #	643
1,102	Tauron Polska Energia SA #	1,280
		23,451
Portugal: 0.2%
2,427	EDP - Energias de Portugal SA #	9,079
Qatar: 0.2%
160	Industries Qatar QSC #	6,098
29	Qatar Electricity & Water Co. QSC #	1,553
		7,651
Russia: 1.8%
12,403	Gazprom OAO (USD) * #	29,545
535	Lukoil OAO (USD) * #	24,863
97	MegaFon OAO (GDR) # Reg S	1,544
58	MMC Norilsk Nickel OJSC (USD) * #	10,379
541	Mobile TeleSystems OJSC (ADR)	5,464
1,433	Moscow Exchange (USD) #	1,698
1,484	Tatneft OAO (USD) * #	7,312
		80,805
Singapore: 1.7%
1,800	DBS Group Holdings Ltd. #	26,703
100	Jardine Cycle & Carriage Ltd. #	2,988
1,500	Keppel Corp. Ltd. #	9,833
800	Singapore Exchange Ltd. #	4,746
1,600	Singapore Technologies Engineering Ltd. #	4,059
8,400	Singapore Telecommunications Ltd. #	26,817
600	StarHub Ltd. #	1,903
		77,049
South Africa: 2.8%
114	African Rainbow Minerals Ltd. #	928
355	Barclays Africa Group Ltd. #	5,416
238	Coronation Fund Managers Ltd. #	1,926
150	Exxaro Resources Ltd. #	1,240
3,527	FirstRand Ltd. #	16,231
199	Foschini Group Ltd. #	2,962
196	Imperial Holdings Ltd. #	3,111
255	Investec Ltd. #	2,112
579	Investec Plc (GBP) #	4,806
68	Kumba Iron Ore Ltd. † #	874
1,152	MMI Holdings Ltd.	3,120
1,743	MTN Group Ltd. † #	29,413
624	Nampak Ltd. #	2,093
209	Nedbank Group Ltd. #	4,098
571	PPC Ltd. #	864
740	RMB Holdings Ltd. #	4,261
580	Sasol Ltd. #	19,603
1,271	Standard Bank Group Ltd. #	17,582
399	Truworths International Ltd. #	2,899
390	Vodacom Group Ltd. #	4,264
		127,803
South Korea: 0.3%
115	KT&G Corp. #	9,195
10	SK Telecom Co. Ltd. #	2,461
		11,656
Number
of Shares		Value

Spain: 1.0%
213	Enagas SA #	$6,084
367	Gas Natural SDG SA #	8,230
968	Mapfre SA #	3,530
113	Red Electrica Corp. SA #	9,178
1,092	Repsol YPF SA #	20,304
		47,326
Sweden: 1.8%
252	Electrolux AB #	7,189
995	Hennes & Mauritz AB #	40,260
172	Industrivarden AB #	3,223
328	Securitas AB #	4,702
398	Skanska AB #	8,911
2,722	TeliaSonera AB #	17,274
		81,559
Switzerland: 2.4%
60	Swiss Prime Site AG * #	5,212
369	Swiss Re AG #	35,611
24	Swisscom AG #	13,925
157	Zurich Insurance Group AG * #	53,094
		107,842
Taiwan: 1.8%
2,040	Asia Cement Corp. #	2,563
1,000	Asustek Computer, Inc. #	10,053
2,000	Cheng Shin Rubber Industry Co. Ltd. #	4,591
1,005	Chicony Electronics Co. Ltd. #	2,812
1,000	China Motor Corp. #	865
4,000	Chunghwa Telecom Co. Ltd. #	12,784
3,060	Far Eastern New Century Corp. #	3,154
2,000	Far EasTone Telecommunications Co. Ltd. #	4,825
2,000	Inventec Corp. #	1,444
2,010	Lite-On Technology Corp. #	2,600
1,000	Novatek Microelectronics Corp. Ltd. #	5,161
3,000	Quanta Computer, Inc. #	7,241
1,000	Ruentex Development Co. Ltd. #	1,533
1,000	Ruentex Industries Ltd. #	2,188
1,000	Synnex Technology International Corp. #	1,349
3,000	Taiwan Cement Corp. #	4,222
2,000	Taiwan Mobile Co. Ltd. #	6,992
2,000	Teco Electric and Machinery Co. Ltd. #	1,901
2,040	Wistron Corp. #	1,731
1,000	WPG Holdings Ltd. #	1,287
9,000	Yuanta Financial Holding Co. Ltd. #	4,524
		83,820
Thailand: 0.7%
1,100	Advanced Info Service PCL (NVDR) #	7,994
1,000	BEC World PCL (NVDR) #	1,260
500	Glow Energy PCL (NVDR) #	1,317
3,700	Krung Thai Bank PCL (NVDR) #	2,592
1,500	PTT Exploration & Production PCL (NVDR) #	5,023
1,700	PTT Global Chemical PCL (NVDR) #	2,729
1,000	PTT PCL (NVDR) #	9,920
900	Thai Oil PCL (NVDR) #	1,436
		32,271
Turkey: 0.0%
131	Tofas Turk Otomobil Fabrikasi AS #	793
United Arab Emirates: 0.1%
943	First Gulf Bank PJSC #	3,745

See Notes to Financial Statements

29

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

Number
of Shares		Value

United Kingdom: 23.5%
964	Aberdeen Asset Management Plc #	$6,563
204	Admiral Group Plc #	4,623
402	AMEC Plc #	5,381
1,464	Anglo American Plc #	21,881
413	Antofagasta Plc #	4,471
1,323	AstraZeneca Plc #	90,850
3,305	BAE Systems Plc #	25,631
19,113	BP Plc #	123,986
1,953	British American Tobacco Plc #	101,209
5,208	Centrica Plc #	19,494
5,093	GlaxoSmithKline Plc #	117,328
20,110	HSBC Holdings Plc #	171,493
577	ICAP Plc #	4,504
1,003	Imperial Tobacco Group Plc #	44,031
446	Inmarsat Plc #	6,112
1,304	J Sainsbury Plc #	5,008
6,226	Legal & General Group Plc #	25,660
1,713	Marks & Spencer Group Plc #	13,558
3,944	National Grid Plc #	50,742
5,141	Old Mutual Plc #	16,889
859	Pearson Plc #	18,503
738	Rexam Plc #	6,330
1,333	Rio Tinto Plc #	55,010
251	Severn Trent Plc #	7,657
1,035	SSE Plc #	22,987
2,050	Standard Life Plc #	14,415
490	Tate & Lyle Plc #	4,338
27,778	Vodafone Group Plc #	90,966
		1,079,620
Total Common Stocks (Cost: $5,002,935)		4,544,531
PREFERRED STOCKS: 0.5%
Brazil: 0.4%
100	AES Tiete SA	538
800	Cia Energetica de Minas Gerais	3,209
100	Cia Paranaense de Energia	1,053
3,374	Itausa - Investimentos Itau SA	10,535
		15,335
Russia: 0.1%
7,264	Surgutneftegas OJSC (USD) * #	5,550
Total Preferred Stocks (Cost: $26,512)		20,885
Principal
Amount		Value

CORPORATE BOND: 0.0% (Cost: $347)
India: 0.0%
$21,662	NTPC Ltd. 8.49%, 03/25/25	$353
Total Investments Before Collateral for Securities Loaned: 99.5%
(Cost: $5,029,794)		4,565,769
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9%
(Cost: $181,489)
Repurchase Agreement: 3.9%
181,489	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $181,490; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $185,119 including accrued interest)	181,489
Total Investments: 103.4% (Cost: $5,211,283)		4,747,258
Liabilities in excess of other assets: (3.4)%		(156,781)
NET ASSETS: 100.0%		$4,590,477

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $170,270.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,014,376 which represents 87.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

30

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	7.1%	$323,521
Consumer Staples	5.6	255,945
Energy	18.0	819,944
Financials	32.5	1,484,435
Health Care	8.3	378,208
Industrials	3.0	136,200
Information Technology	1.9	86,861
Materials	9.0	411,090
Telecommunication Services	9.7	443,701
Utilities	4.9	225,864
	100.0%	$4,565,769

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$401,289	$—	$401,289
Austria	—	4,220	—	4,220
Belgium	—	5,557	—	5,557
Brazil	33,617	—	—	33,617
Canada	470,333	—	—	470,333
Chile	7,835	—	—	7,835
China / Hong Kong	1,829	500,568	—	502,397
Colombia	4,937	—	—	4,937
Czech Republic	—	3,448	—	3,448
Denmark	—	8,676	—	8,676
Finland	—	61,347	—	61,347
France	—	373,934	—	373,934
Germany	—	342,252	—	342,252
Hungary	—	1,907	—	1,907
India	—	10,800	—	10,800
Indonesia	—	5,788	—	5,788
Israel	—	3,312	—	3,312
Italy	—	63,711	—	63,711
Japan	—	111,603	—	111,603
Luxembourg	—	11,260	—	11,260
Malaysia	1,064	42,463	—	43,527
Mexico	7,506	—	—	7,506
Netherlands	—	226,909	—	226,909
New Zealand	—	6,262	—	6,262
Norway	—	56,142	—	56,142
Philippines	—	1,492	—	1,492
Poland	—	23,451	—	23,451
Portugal	—	9,079	—	9,079
Qatar	—	7,651	—	7,651
Russia	5,464	75,341	—	80,805
Singapore	—	77,049	—	77,049
South Africa	3,120	124,683	—	127,803
South Korea	—	11,656	—	11,656
Spain	—	47,326	—	47,326
Sweden	—	81,559	—	81,559
Switzerland	—	107,842	—	107,842
Taiwan	—	83,820	—	83,820
Thailand	—	32,271	—	32,271
Turkey	—	793	—	793
United Arab Emirates	—	3,745	—	3,745
United Kingdom	—	1,079,620	—	1,079,620

See Notes to Financial Statements

31

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Stocks
Brazil	$15,335	—	$—	$15,335
Russia	—	$5,550	—	5,550
Corporate Bond*	—	353	—	353
Repurchase Agreement	—	181,489	—	181,489
Total	$551,040	$4,196,218	$—	$4,747,258

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $38,404 and transfers from Level 2 to Level 1 were $4,541. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

32

[This Page Intentionally Left Blank.]

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2015 (unaudited)

	Morningstar Wide Moat ETF	MSCI Emerging Markets Quality ETF	MSCI Emerging Markets Quality Dividend ETF

Assets:
Investments, at value (1) (2)	$909,566,852	$10,689,830	$4,807,416
Short-term investments held as collateral for securities loaned (3)	31,973,647	120,779	152,548
Cash denominated in foreign currency, at value (4)	—	31,842	33,724
Receivables:
Investment securities sold	—	10,709	7,177
Due from Adviser	—	28,319	24,513
Dividends	1,637,651	805	4,915
Prepaid expenses	10,558	2,509	2,506
Total assets	943,188,708	10,884,793	5,032,799

Liabilities:
Payables:
Investment securities purchased	—	10,615	7,114
Collateral for securities loaned	31,973,647	120,779	152,548
Line of credit	1,081,263	—	—
Due to Adviser	357,098	—	—
Due to custodian	—	28,250	18,062
Deferred Trustee fees	20,863	14	14
Accrued expenses	15,167	52,524	42,254
Total liabilities	33,448,038	212,182	219,992
NET ASSETS	$909,740,670	$10,672,611	$4,812,807
Shares outstanding	30,000,000	200,000	100,000
Net asset value, redemption and offering price per share	$30.32	$53.36	$48.13

Net assets consist of:
Aggregate paid in capital	$953,235,871	$10,417,657	$5,026,356
Net unrealized appreciation (depreciation)	(69,171,169)	240,896	(204,278)
Undistributed net investment income	5,071,337	39,277	18,980
Accumulated net realized gain (loss)	20,604,631	(25,219)	(28,251)
	$909,740,670	$10,672,611	$4,812,807
(1) Value of securities on loan	$31,417,740	$113,584	$143,453
(2) Cost of investments	$978,738,021	$10,432,487	$5,007,297
(3) Cost of short-term investments held as collateral for securities loaned	$31,973,647	$120,779	$152,548
(4) Cost of cash denominated in foreign currency	$—	$32,808	$38,008

See Notes to Financial Statements

34

MSCI International Quality ETF	MSCI International Quality Dividend ETF

$4,903,055	$4,565,769
60,431	181,489
14,301	12,667

3,293	25,367
44,769	36,142
15,442	22,820
2,512	2,509
5,043,803	4,846,763

3,283	13,293
60,431	181,489
—	—
—	—
—	14,351
16	14
51,799	47,139
115,529	256,286
$4,928,274	$4,590,477
100,000	100,000

$49.28	$45.90

$4,940,652	$5,039,718
(22,997)	(465,534)
15,603	39,123
(4,984)	(22,830)
$4,928,274	$4,590,477
$57,007	$170,270
$4,917,730	$5,029,794
$60,431	$181,489
$15,426	$13,349

See Notes to Financial Statements

35

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2015 (unaudited)

	Morningstar Wide Moat ETF	MSCI Emerging Markets Quality ETF		MSCI Emerging Markets Quality Dividend ETF
Income:
Dividends	$11,841,354	$68,869		$52,722
Securities lending income	25,308	1,810		204
Foreign taxes withheld	(56,494)	(7,457)		(8,992)
Total income	11,810,168	63,222		43,934

Expenses:
Management fees	2,080,928	15,112		12,202
Professional fees	42,483	21,883		15,874
Insurance	6,421	47		47
Trustees’ fees and expenses	10,897	303		274
Reports to shareholders	28,422	9,473		8,477
Indicative optimized portfolio value fee	2,992	7,472		7,472
Custodian fees	8,840	38,547		30,259
Registration fees	3,915	2,509		2,511
Transfer agent fees	1,197	1,644		1,639
Fund accounting fees	18,736	10,298		9,965
Interest	9,245	302		12
Other	14,470	1,410		1,393
Total expenses	2,228,546	109,000		90,125
Waiver of management fees	—	(15,112)		(12,202)
Expenses assumed by the Adviser	—	(78,475)		(65,711)
Net expenses	2,228,546	15,413		12,212
Net investment income	9,581,622	47,809		31,722

Net realized gain (loss) on:
Investments	(26,531,580)	(20,009	)(a)	(24,435)
In-kind redemptions	65,949,802	—		—
Foreign currency transactions and foreign denominated assets and liabilities	—	(5,120)		(3,816)
Net realized gain (loss)	39,418,222	(25,129)		(28,251)

Net change in unrealized appreciation (depreciation) on:
Investments	67,060,363)	(24,104	)(b)	(250,194)
Foreign currency transactions and foreign denominated assets and liabilities	—	(458)		(2,516)
Net change in unrealized appreciation (depreciation)	(67,060,363)	(24,562)		(252,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,060,519)	$(1,882)		$(249,239)

(a)	Net of foreign taxes of $1,059 and $223 for MSCI Emerging Markets Quality ETF and MSCI International Quality ETF, respectively.
(b)	Net of foreign taxes of $15,730 and $6,585 for MSCI Emerging Markets Quality ETF and MSCI International Quality ETF, respectively.

See Notes to Financial Statements

36

MSCI International Quality ETF		MSCI International Quality Dividend ETF

$55,260		$78,791
615		644
(4,409)		(3,944)
51,466		75,491

11,002		10,572
22,007		16,467
47		47
294		274
9,474		8,184
7,196		9,004
53,765		38,521
2,508		2,509
1,638		1,644
22,449		20,007
9		21
1,517		1,469
131,906		108,719
(11,002)		(10,572)
(109,893)		(87,555)
11,011		10,592
40,455		64,899

(20,571	)(a)	(20,245)
—		—

(2,549)		(2,496)
(23,120)		(22,741)

12,845	(b)	(314,692)

(259)		(597)
12,586		(315,289)
$29,921		$(273,131)

See Notes to Financial Statements

37

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat ETF		MSCI Emerging Markets Quality ETF
	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015	For the Period January 21, 2014* through September 30, 2014
	(unaudited)		(unaudited)
Operations:
Net investment income	$9,581,622	$10,392,816	$47,809	$96,459
Net realized gain (loss)	39,418,222	86,785,912	(25,129)	26,059
Net change in unrealized appreciation (depreciation)	(67,060,363)	(5,881,068)	(24,562)	265,458
Net increase (decrease) in net assets resulting from operations	(18,060,519)	91,297,660	(1,882)	387,976

Dividends and Distributions to shareholders:
Dividends from net investment income	(13,000,000)	(4,225,050)	(66,000)	(41,240)
Distributions from net realized capital gains	—	—	(23,900)	—
Total Dividends and Distributions	(13,000,000)	(4,225,050)	(89,900)	(41,240)

Share transactions:**
Proceeds from sale of shares	154,977,182	415,642,323	5,389,219	5,028,438
Cost of shares redeemed	(67,791,577)	(13,494,178)	—	—
Increase in net assets resulting from share transactions	87,185,605	402,148,145	5,389,219	5,028,438
Total increase (decrease) in net assets	56,125,086	489,220,755	5,297,437	5,375,174
Net Assets, beginning of period	853,615,584	364,394,829	5,375,174	—
Net Assets, end of period†	$909,740,670	$853,615,584	$10,672,611	$5,375,174
† Including undistributed net investment income	$5,071,337	$8,489,715	$39,277	$57,468

** Shares of Common Stock Issued (no par value)
Shares sold	4,950,000	14,300,000	100,000	100,000
Shares redeemed	(2,250,000)	(450,000)	—	—
Net increase	2,700,000	13,850,000	100,000	100,000

*	Commencement of operations

See Notes to Financial Statements

38

MSCI Emerging Markets Quality Dividend ETF		MSCI International Quality ETF		MSCI International Quality Dividend ETF
For the Six Months Ended March 31, 2015	For the Period January 21, 2014* through September 30, 2014	For the Six Months Ended March 31, 2015	For the Period January 21, 2014* through September 30, 2014	For the Six Months Ended March 31, 2015	For the Period January 21, 2014* through September 30, 2014
(unaudited)		(unaudited)		(unaudited)

$31,722	$193,536	$40,455	$182,146	$64,899	$256,691
(28,251)	23,972	(23,120)	222,931	(22,741)	(8,556)
(252,710)	48,432	12,586	(35,583)	(315,289)	(150,245)

(249,239)	265,940	29,921	369,494	(273,131)	97,890

(111,770)	(92,780)	(34,260)	(145,310)	(149,700)	(123,500)
(25,700)	—	(84,600)	—	(800)	—
(137,470)	(92,780)	(118,860)	(145,310)	(150,500)	(123,500)

—	5,026,356	—	10,091,205	—	5,039,718
—	—	—	(5,298,176)	—	—
—	5,026,356	—	4,793,029	—	5,039,718
(386,709)	5,199,516	(88,939)	5,017,213	(423,631)	5,014,108
5,199,516	—	5,017,213	—	5,014,108	—
$4,812,807	$5,199,516	$4,928,274	$5,017,213	$4,590,477	$5,014,108
$18,980	$99,028	$15,603	$9,408	$39,123	$123,924

—	100,000	—	200,000	—	100,000
—	—	—	(100,000)	—	—
—	100,000	—	100,000	—	100,000

See Notes to Financial Statements

39

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
	For the Six Months Ended March 31, 2015		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period April 24, 2012(a) through September 30, 2012
	(unaudited)
Net asset value, beginning of period	$31.27		$27.09	$21.54	$20.15
Income from investment operations:
Net investment income	0.27		0.37	0.23	0.08
Net realized and unrealized gain (loss) on investments		(0.80)	4.04	5.46	1.31
Total from investment operations		(0.53)	4.41	5.69	1.39
Less:
Dividends from net investment income		(0.42)	(0.23)	(0.14)	—
Net asset value, end of period	$30.32		$31.27	$27.09	$21.54
Total return (b)	(1.76	)%(c)	16.35%	26.54%	6.90	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$909,741		$853,616	$364,395	$66,782
Ratio of gross expenses to average net assets	0.48	%(d)	0.50%	0.51%	1.04	%(d)
Ratio of net expenses to average net assets	0.48	%(d)	0.49%	0.49%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.48	%(d)	0.49%	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	2.07	%(d)	1.63%	1.48%	1.62	%(d)
Portfolio turnover rate	0	%(c)	15%	1%	0	%(c)

	MSCI Emerging Markets Quality ETF
	For the Six Months Ended March 31, 2015		For the Period January 21, 2014(a) through September 30, 2014
	(unaudited)
Net asset value, beginning of period	$53.75		$50.18
Income from investment operations:
Net investment income	0.28		0.96
Net realized and unrealized gain on investments	0.23		3.02
Total from investment operations	0.51		3.98
Less:
Dividends from net investment income		(0.66)		(0.41)
Distributions from net realized capital gains		(0.24)	—
Total dividends and distributions		(0.90)		(0.41)
Net asset value, end of period	$53.36		$53.75
Total return (b)	1.02	%(c)	7.93	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,673		$5,375
Ratio of gross expenses to average net assets	3.59	%(d)	2.66	%(d)
Ratio of net expenses to average net assets	0.51	%(d)	0.50	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(d)	0.50	%(d)
Ratio of net investment income to average net assets	1.57	%(d)	2.63	%(d)
Portfolio turnover rate	11	%(c)	19	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

40

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	MSCI Emerging Markets Quality Dividend ETF
	For the Six Months Ended March 31, 2015		For the Period January 21, 2014(a) through September 30, 2014
	(unaudited)
Net asset value, beginning of period	$52.00		$50.08
Income from investment operations:
Net investment income	0.32		1.94
Net realized and unrealized gain (loss) on investments	(2.81)		0.91
Total from investment operations	(2.49)		2.85
Less:
Dividends from net investment income	(1.12)		(0.93)
Distributions from net realized capital gains	(0.26)		—
Total dividends and distributions	(1.38)		(0.93)
Net asset value, end of period	$48.13		$52.00
Total return (b)	(4.87	)%(c)	5.62	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,813		$5,200
Ratio of gross expenses to average net assets	3.70	%(d)	2.35	%(d)
Ratio of net expenses to average net assets	0.50	%(d)	0.50	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(d)	0.50	%(d)
Ratio of net investment income to average net assets	1.30	%(d)	5.35	%(d)
Portfolio turnover rate	8	%(c)	13	%(c)

	MSCI International Quality ETF
	For the Six Months Ended March 31, 2015		For the Period January 21, 2014(a) through September 30, 2014
	(unaudited)
Net asset value, beginning of period	$50.17		$50.15
Income from investment operations:
Net investment income	0.40		1.50
Net realized and unrealized loss on investments		(0.10)		(0.34)
Total from investment operations	0.30		1.16
Less:
Dividends from net investment income		(0.34)		(1.14)
Distributions from net realized capital gains		(0.85)	—
Total dividends and distributions		(1.19)		(1.14)
Net asset value, end of period	$49.28		$50.17
Total return (b)	0.72	%(c)	2.22	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,928		$5,017
Ratio of gross expenses to average net assets	5.40	%(d)	2.04	%(d)
Ratio of net expenses to average net assets	0.45	%(d)	0.45	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.45	%(d)	0.45	%(d)
Ratio of net investment income to average net assets	1.66	%(d)	3.40	%(d)
Portfolio turnover rate	5	%(c)	29	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

41

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	MSCI International Quality Dividend ETF
	For the Six Months Ended March 31, 2015		For the Period January 21, 2014(a) through September 30, 2014
	(unaudited)
Net asset value, beginning of period	$50.14		$50.21
Income from investment operations:
Net investment income	0.65		2.57
Net realized and unrealized loss on investments	(3.38)		(1.40)
Total from investment operations	(2.73)		1.17
Less:
Dividends from net investment income	(1.50)		(1.24)
Distributions from net realized capital gains	(0.01)		—
Total dividends and distributions	(1.51)		(1.24)
Net asset value, end of period	$45.90		$50.14
Total return (b)	(5.41	)%(c)	2.23	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,590		$5,014
Ratio of gross expenses to average net assets	4.63	%(d)	2.41	%(d)
Ratio of net expenses to average net assets	0.45	%(d)	0.45	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.45	%(d)	0.45	%(d)
Ratio of net investment income to average net assets	2.76	%(d)	7.19	%(d)
Portfolio turnover rate	10	%(c)	7	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

42

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2015, offers fifty-five investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Morningstar Wide Moat ETF, MSCI Emerging Markets Quality ETF, MSCI Emerging Markets Quality Dividend ETF, MSCI International Quality ETF and MSCI International Quality Dividend ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by Morningstar or MSCI.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Morningstar Wide Moat ETF	April 24, 2012	Morningstar® Wide Moat Focus IndexSM
MSCI Emerging Markets Quality ETF	January 21, 2014	MSCI Emerging Markets Quality Index
MSCI Emerging Markets Quality Dividend ETF	January 21, 2014	MSCI Emerging Markets High Dividend Yield Index
MSCI International Quality ETF	January 21, 2014	MSCI ACWI ex USA Quality Index
MSCI International Quality Dividend ETF	January 21, 2014	MSCI ACWI ex USA High Dividend Yield Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. Participatory Notes (“P-Notes”) are fair valued using the current market value of the underlying equity investments. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”)
43

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited) (continued)

appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid quarterly by each Fund (except for Morningstar Wide Moat ETF which are declared and paid annually). Distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the
44

securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2015.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2015 are reflected in the Schedules of Investments.

H.	Participatory Notes—The Funds may invest in P-Notes issued by banks or broker-dealers and designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes can have the characteristics or take the form of various instruments, including, but not limited to, certificates or warrants. The Funds are entitled to receive any dividends paid in connection with the underlying security, however, generally do not receive voting rights. P-Notes held as of March 31, 2015 are reflected in the Schedules of Investments.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2015 is presented in the Schedules of Investments. Also, refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
45

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited) (continued)

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until February 1, 2016, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense limitations (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) listed in the table below.

The current management fee rate, expense limitations and the amounts waived/assumed by the Adviser for the period ended March 31, 2015, are as follows:

Fund	Management Fee Rate	Expense Limitations	Waiver of Management Fees	Expenses Assumed by the Adviser
Morningstar Wide Moat ETF	0.45%	0.49%	$—	$—
MSCI Emerging Markets Quality ETF	0.50	0.50	15,112	78,475
MSCI Emerging Markets Quality Dividend ETF	0.50	0.50	12,202	65,711
MSCI International Quality ETF	0.45	0.45	11,002	109,893
MSCI International Quality Dividend ETF	0.45	0.45	10,572	87,555

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributer (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Morningstar Wide Moat ETF	$98,366,674	$2,161,478
MSCI Emerging Markets Quality ETF	3,490,510	693,074
MSCI Emerging Markets Quality Dividend ETF	404,539	428,560
MSCI International Quality ETF	232,864	317,624
MSCI International Quality Dividend ETF	485,796	565,440

Note 5—Income Taxes—As of March 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Wide Moat ETF	$1,010,725,752	$5,161,014	$(74,346,267)	$(69,185,253)
MSCI Emerging Markets Quality ETF	10,553,270	790,782	(533,443)	257,339
MSCI Emerging Markets Quality Dividend ETF	5,159,845	393,050	(592,931)	(199,881)
MSCI International Quality ETF	4,978,189	406,522	(421,225)	(14,703)
MSCI International Quality Dividend ETF	5,211,299	178,114	(642,155)	(464,041)

The tax character of dividends paid to shareholders during the year ended September 30, 2014 was as follows:

Fund	Ordinary Income
Morningstar Wide Moat ETF	$4,225,050
MSCI Emerging Markets Quality ETF*	41,240
MSCI Emerging Markets Quality Dividend ETF*	92,780
MSCI International Quality ETF*	145,310
MSCI International Quality Dividend ETF*	123,500

*	For the period from January 21, 2014 (commencement of operations) through September 30, 2014.

The tax character of current year distributions will be determined at the end of the fiscal year.

46

At September 30, 2014, Morningstar Wide Moat ETF had capital loss carryforwards available to offset future capital gains, as follows:

Post-Effective No Expiration Long-Term Capital Losses	$3,359
Post-Effective No Expiration Short-Term Capital Losses	34,228

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2012-2014), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2015, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2015, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of at least 100,000 shares (50,000 shares for Morningstar Wide Moat ETF), or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2015, the following Funds had in-kind contributions and redemptions:

Fund	In-Kind Contributions	In-Kind Redemptions
Morningstar Wide Moat ETF	$438,060,786	$419,049,553
MSCI Emerging Markets Quality ETF	2,569,911	—

MSCI Emerging Markets Quality Dividend ETF, MSCI International Quality ETF and MSCI International Quality Dividend ETF had no in-kind contributions or redemptions during the period ended March 31, 2015.

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Investments in P-Notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of a P-Note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. P-Notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subject the Funds to counterparty risk. The Funds are relying on the creditworthiness of the counterparty issuing the P-Note and have no rights under a P-Note against the issuer of the underlying security.

47

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (unaudited) (continued)

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

At March 31, 2015, the Adviser owned approximately 42% of MSCI Emerging Markets Quality ETF and 63% of MSCI International Quality ETF.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2015 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2015, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2015
Morningstar Wide Moat ETF	152	$1,454,286	1.51%	$1,081,263
MSCI Emerging Markets Quality ETF	16	385,389	1.51	—
MSCI Emerging Markets Quality Dividend ETF	2	139,572	1.50	—
MSCI International Quality ETF	2	106,265	1.50	—
MSCI International Quality Dividend ETF	2	247,177	1.50	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2015, there were no offsets to custodian fees.

48

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to March 31, 2015:

Fund	Ex-Date	Record Date	Payable Date	Per Share
MSCI Emerging Markets Quality ETF	04/1/2015	04/6/2015	04/8/2015	$0.1270
MSCI Emerging Markets Quality Dividend ETF	04/1/2015	04/6/2015	04/8/2015	$0.2060
MSCI International Quality ETF	04/1/2015	04/6/2015	04/8/2015	$0.2800
MSCI International Quality Dividend ETF	04/1/2015	04/6/2015	04/8/2015	$0.4000
49

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

March 31, 2015 (unaudited)

At a meeting held on December 4, 2014 (the “December Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “December Investment Management Agreement”) with respect to the Market Vectors Morningstar International Wide Moat ETF (the “New December Fund”). In addition, at a meeting held on March 2, 2015 (the “March Meeting”), the Board, including all of the Independent Trustees, considered and approved investment management agreements (the “March Investment Management Agreement”) with respect to the Market Vectors Asia ex Japan Equal Weight ETF, Market Vectors Australia Equal Weight ETF, Market Vectors Australia Hedged Equal Weight ETF, Market Vectors Brazil Equal Weight ETF, Market Vectors China Equal Weight ETF, Market Vectors Europe Equal Weight ETF, Market Vectors Europe Hedged Equal Weight ETF, Market Vectors Germany Equal Weight ETF, Market Vectors Global Spin-Off ETF, Market Vectors Hong Kong Equal Weight ETF, Market Vectors India Equal Weight ETF, Market Vectors Italy Equal Weight ETF, Market Vectors Japan Equal Weight ETF, Market Vectors Japan Hedged Equal Weight ETF, Market Vectors Mexico Equal Weight ETF, Market Vectors Russia Equal Weight ETF, Market Vectors South Africa Equal Weight ETF, Market Vectors South Korea Equal Weight ETF, Market Vectors Spain Equal Weight ETF, Market Vectors Taiwan Equal Weight ETF and Market Vectors United Kingdom Equal Weight ETF (and collectively, with the December Fund, the “Funds”). The December Investment Management Agreement and the March Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the relevant meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the December Meeting and March Meeting (as applicable) regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser would provide under each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including any it may receive from providing administrative services to each Fund and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds by the Adviser, although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the December Meeting and the March Meeting (as applicable) as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

50

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.888.MKT.VCTR

MVSESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date June 5, 2015
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date June 5, 2015
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date June 5, 2015
     ---------------